UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03857
American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Global Growth Portfolio
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 56	0.51%
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from expected accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
The portfolio’s overweight allocation to overseas equities contributed to returns for the period, with financials, information technology and industrials being particularly additive. Domestic equities also positively contributed to portfolio returns with information technology, communication services and industrials being major contributors.
The fund’s overseas holdings in health care contributed negatively to results, while U.S. equities holdings saw negative contributions from financials and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Global Growth Portfolio — Class 4 *	21.55%	7.74%	11.06%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 81
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	80.01%
Growth-and-income funds	20.07%
Other assets less liabilities	(0.08	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, fin ancial
statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-104-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Growth and Income Portfolio
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 55	0.51%
Management's discussion of fund performance
The fund’s Class 4 shares gained 16.12% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis.
U.S. equity holdings saw negative contributions from materials, while non-U.S. equities saw negative contributions from health care. Fixed income holdings contributed modestly to the portfolio’s total return, while continuing to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Growth and Income Portfolio — Class 4 *	16.12%	7.43%	8.82%
S&P 500 Index †	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
AFIS Growth and Income Portfolio Series Custom Index †	16.38%	7.22%	8.55%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 441
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	12%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.03%
Fixed income funds	29.98%
Equity-income funds	10.02%
Growth funds	9.99%
Balanced funds	5.03
Asset allocation funds	5.03%
Other assets less liabilities	(0.08	) %
Total	100.00%
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-105-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth Portfolio
Class P2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 64	0.61%
Management's discussion of fund performance
The fund’s Class P2 shares gained 11.27% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the strongest contributor to results, with information technology, communication services and industrials sectors being particularly additive. While non-U.S. equities constituted a relatively small portion of the portfolio, they outpaced domestic stocks and contributed meaningfully to overall results.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive return
s, d
id not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Portfolio — Class P2 *	11.27%	5.35%	7.53%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,781
Total number of portfolio holdings	30
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	38%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accou
n
ting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-106-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth and Income Portfolio
Class P2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hyp
othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class P2 shares gained 12.81% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporates earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the biggest contributors to results, with information technology, industrials and communication services adding meaningfully to total results. While non-U.S. equities outpaced domestic stocks, they constituted a smaller portion of the portfolio, contributing modestly to overall results.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth and Income Portfolio — Class P2 *	12.81%	5.91%	6.75%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,326
Total number of portfolio holdings	27
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate	25%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversig ht and
fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-107-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Global Allocation Portfolio
Class P2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 66	0.62%
Management's discussion of fund performance
The fund’s Class P2 shares gained 14.08% for the year ended December 31, 2025. That result compares with a 11.89% gain for the S&P Global LargeMidCap Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from expected accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Overseas stocks were the largest contributors, with financials, information technology and industrials being particularly additive. Domestic equities also added to overall portfolio returns, with information technology, industrials and communication services offering the most significant contributions.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive absolute returns, did not significantly contribute to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Managed Risk Global Allocation Portfolio — Class P2 *	14.08%	3.90%	5.61%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
S&P Global LargeMidCap Managed Risk Index - Moderate †	11.89%	6.92%	7.42%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 353,963
Total number of portfolio holdings	20
Total advisory fees paid (in thousands)	$ 356
Portfolio turnover rate	21%
Portfolio holdin
gs b
y fund type
(percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-P2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-108-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a
hy
pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 1 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 1 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target
Date
Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-145-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17
% g
ain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 1A 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 1A shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-145-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 2 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 2 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Material fund chan
ges
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement
Fund
.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-145-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 4 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 4 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
Material
fund
changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026,
the
fund name is American Funds IS
2070
Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-145-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands )	None
Portfolio turnover rate	19%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2065
Target
Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board ov ersigh
t and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-143-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1A 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands )	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective
January
1, 2026, the fund name is American Funds IS 206
5 Targ
et Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-143-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.60% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 2 2	20.60%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands )	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%
Portfolio
holdings
by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1,
2026
, the fund name is American Funds IS 2065 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-143-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 4 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%
Portfolio holdings by
fund
type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2065
Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-143-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-142-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1A 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target
Date
Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-142-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.98% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 2 2	20.98%	18.72%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index.
Source
(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“
PwC
”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-142-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 4 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American
Funds
IS 2060 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-142-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective
January
1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-141-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1A 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2055
Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-141-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 22.36% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 2 2	22.36%	19.26%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is
American
Funds IS 2055 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-141-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 4 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-141-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1
for the year ended December 31,
2025
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or
upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-140-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1A 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete
information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Changes in and disagreements with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-140-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 2
for the year ended December 31,
2025
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 2 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025,
PricewaterhouseCoopers
LLP (“
PwC
”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-140-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 4
for the year ended December 31,
2025
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 4 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%
Portfolio
holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information
, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2050
Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-140-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
ret
urns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
f
und
statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of
ne
t assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-139-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
eturn
s
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1A 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fu
nd statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net
a
ssets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fu
nd.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-139-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
retu
rns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 2 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
stic
s
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of
ne
t assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-139-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.63% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
tot
al returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 4 2	21.63%	18.71%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fun
d statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of
ne
t assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-139-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1
 for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income f unds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement d isclosure
or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-138-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This
report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1A 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointe
d as th
e fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-138-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") f
or
the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 2 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%
Portfolio holdings by fund type
(percent of net as
sets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement
Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-138-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025
. You can find additional information about the
fund
at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 59	0.54%
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.10% for the year ended December 31, 2025. That result
compares with a 18.20% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 4 2	20.10%	17.54%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refl ect fee w
aivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-138-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "
fund
") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 17.73% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1 2	17.73%	8.43%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-135-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 1A shares gained 17.83% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1A 2	17.83%	8.44%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-135-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by
contacting
us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 2 shares gained 17.83% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 2 2	17.83%	8.44%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-135-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2035 Target
Date
Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 61	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 17.13% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 4 2	17.13%	7.91%	9.59%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement
Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-135-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 1 shares gained 16.09% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1 2	16.09%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-134-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 16.19% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1A 2	16.19%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-134-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 16.09% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 2 2	16.09%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-134-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.54%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.62% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 4 2	15.62%	6.81%	8.19%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-134-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 5	0.05%
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-133-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1A 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-133-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting perio
d.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 2 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-133-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 60	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 14.20% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 4 2	14.20%	5.82%	7.16%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%
Portfolio holdings by fund type
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-133-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.30% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1 2	14.30%	6.23%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte &
T
ouche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-132-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.20% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1A 2	14.20%	6.21%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to upda te
board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-132-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.30% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 2 2	14.30%	6.23%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim perio
d through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-132-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 61	0.57%
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.64% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 4 2	13.64%	5.70%	6.64%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-132-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operation
s. At no
point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-131-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1A 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Tou ch
e LLP was a
ppoin
ted as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-131-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 2 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha reholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-131-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 60	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.83% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 4 2	12.83%	5.41%	6.26%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, fi na
ncial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-131-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & T ouch
e LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-130-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1A
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1A 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-1A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at th
e same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-130-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 2
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 2 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ailed
to shareholders with m
ultiple ac
counts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-130-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 4
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 i
nve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 59	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.42% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 4 2	12.42%	5.16%	5.92%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the f un
d’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/AFIS-literature-4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-130-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Christopher E. Stone, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	1,271,000	None	218,000	None
December 31, 2024	1,093,000	None	259,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	None	None	None
December 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	218,000
December 31, 2024	303,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Insurance Series® - Portfolio Series
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. INGEFP4-875-0226 © 2026 Capital Group. All rights reserved.

American Funds® Global Growth Portfolio
Investment portfolio December 31, 2025

Growth funds 80.01%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	629,277	$24,410
American Funds Insurance Series - Growth Fund, Class 1	114,492	16,150
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	595,496	12,094
American Funds Insurance Series - International Fund, Class 1	366,546	8,185
American Funds Insurance Series - New World Fund, Class 1	126,543	4,109
Total growth funds (cost: $50,397,000)		64,948
Growth-and-income funds 20.07%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	883,385	16,290
Total growth-and-income funds (cost: $11,529,000)		16,290
Total investment securities 100.08% (cost: $61,926,000)		81,238
Other assets less liabilities (0.08)%		(68)
Net assets 100.00%		$81,170
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.01%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,580	$3,526	$2,111	$121	$1,294	$24,410	$368	$2,769
American Funds Insurance Series - Growth Fund, Class 1	14,291	2,353	2,208	150	1,564	16,150	37	1,184
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,783	1,148	1,137	(93)	1,393	12,094	60	236
American Funds Insurance Series - International Fund, Class 1	7,118	499	1,170	(233)	1,971	8,185	119	—
American Funds Insurance Series - New World Fund, Class 1	3,568	268	475	16	732	4,109	51	152
						64,948
Growth-and-income funds 20.07%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,406	1,099	1,839	133	2,491	16,290	247	542
Total 100.08%				$94	$9,445	$81,238	$882	$4,883

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

1	American Funds Insurance Series - Portfolio Series

American Funds® Growth and Income Portfolio
Investment portfolio December 31, 2025

Growth funds 9.99%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	312,545	$44,088
Total growth funds (cost: $22,483,000)		44,088
Growth-and-income funds 40.03%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,793,461	88,391
American Funds Insurance Series - Growth-Income Fund, Class 1	652,470	44,192
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,424,470	44,077
Total growth-and-income funds (cost: $129,493,000)		176,660
Asset allocation funds 5.03%
American Funds Insurance Series - Asset Allocation Fund, Class 1	806,395	22,184
Total asset allocation funds (cost: $21,244,000)		22,184
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Class 1	3,050,625	44,203
Total equity-income funds (cost: $29,719,000)		44,203
Balanced funds 5.03%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,540,872	22,204
Total balanced funds (cost: $18,547,000)		22,204
Fixed income funds 29.98%
American Funds Insurance Series - The Bond Fund of America, Class 1	13,898,616	132,315
Total fixed income funds (cost: $146,371,000)		132,315
Total investment securities 100.08% (cost: $367,857,000)		441,654
Other assets less liabilities (0.08)%		(369)
Net assets 100.00%		$441,285

American Funds Insurance Series - Portfolio Series	2

American Funds® Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.99%
American Funds Insurance Series - Growth Fund, Class 1	$38,609	$8,814	$8,108	$586	$4,187	$44,088	$104	$3,377
Growth-and-income funds 40.03%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	77,498	8,999	12,962	(348)	15,204	88,391	1,351	3,055
American Funds Insurance Series - Growth-Income Fund, Class 1	38,740	10,800	5,054	51	(345)	44,192	482	7,158
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	38,802	5,054	3,125	121	3,225	44,077	689	2,833
						176,660
Asset allocation funds 5.03%
American Funds Insurance Series - Asset Allocation Fund, Class 1	19,541	2,355	962	(39)	1,289	22,184	475	1,454
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Class 1	38,647	2,311	3,268	102	6,411	44,203	1,353	—
Balanced funds 5.03%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	19,164	1,662	873	42	2,209	22,204	342	792
Fixed income funds 29.98%
American Funds Insurance Series - The Bond Fund of America, Class 1	117,894	25,637	14,582	(1,673)	5,039	132,315	5,690	—
Total 100.08%				$(1,158)	$37,219	$441,654	$10,486	$18,669

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

3	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio
Investment portfolio December 31, 2025

Growth funds 54.89%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,781,963	$533,484
American Funds Insurance Series – Global Growth Fund, Class 1	6,893,609	267,403
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,375,036	88,857
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	7,859,782	88,108
Total growth funds (cost: $782,714,000)		977,852
Growth-and-income funds 19.99%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,942,526	267,027
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	4,896,327	89,015
Total growth-and-income funds (cost: $288,195,000)		356,042
Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1	37,548,509	357,462
Total fixed income funds (cost: $357,290,000)		357,462
Short-term securities 4.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	84,897,307	84,897
Total short-term securities (cost: $84,897,000)		84,897
Options purchased (equity style) 0.22%
Options purchased (equity style)*		3,854
Total options purchased (cost: $12,652,000)		3,854
Total investment securities 99.93% (cost: $1,525,748,000)		1,780,107
Other assets less liabilities 0.07%		1,264
Net assets 100.00%		$1,781,371

American Funds Insurance Series - Portfolio Series	4

American Funds® Managed Risk Growth Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	50	USD34,228	USD4,050.00	3/20/2026	$15
S&P 500 Index	15	10,268	4,175.00	3/20/2026	5
S&P 500 Index	230	157,446	4,250.00	3/20/2026	79
S&P 500 Index	870	595,558	4,275.00	3/20/2026	307
S&P 500 Index	70	47,919	4,375.00	3/20/2026	29
S&P 500 Index	80	54,764	4,500.00	3/20/2026	35
S&P 500 Index	380	260,129	4,625.00	3/20/2026	190
S&P 500 Index	70	47,919	4,650.00	3/20/2026	39
S&P 500 Index	35	23,959	4,750.00	3/20/2026	22
S&P 500 Index	15	10,268	4,775.00	3/20/2026	9
S&P 500 Index	10	6,846	4,825.00	3/20/2026	7
S&P 500 Index	90	61,609	4,850.00	3/20/2026	62
S&P 500 Index	65	44,496	4,900.00	3/20/2026	44
S&P 500 Index	30	20,537	4,625.00	6/18/2026	64
S&P 500 Index	30	20,537	4,650.00	6/18/2026	66
S&P 500 Index	870	595,558	4,700.00	6/18/2026	1,914
S&P 500 Index	45	30,805	4,750.00	6/18/2026	107
S&P 500 Index	190	130,064	4,825.00	6/18/2026	460
S&P 500 Index	60	41,073	4,850.00	6/18/2026	147
S&P 500 Index	35	23,959	5,000.00	6/18/2026	103
S&P 500 Index	35	23,959	4,775.00	9/18/2026	150
					$3,854
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	126	3/20/2026	USD43,423	$23

5	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.89%
American Funds Insurance Series – Growth Fund, Class 1	$533,318	$176,665	$236,324	$92,089	$(32,264)	$533,484	$1,275	$41,610
American Funds Insurance Series – Global Growth Fund, Class 1	268,636	74,341	92,786	17,398	(186)	267,403	4,121	32,546
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	180,038	31,792	141,278	21,921	(3,616)	88,857	443	3,703
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	—	94,829	8,030	11	1,298	88,108	364	—
						977,852
Growth-and-income funds 19.99%
American Funds Insurance Series – Growth-Income Fund, Class 1	268,423	83,854	84,288	19,566	(20,528)	267,027	2,933	44,109
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,561	17,997	25,813	6,237	1,033	89,015	1,405	5,885
						356,042
Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1	363,091	161,258	176,886	(361)	10,360	357,462	15,702	—
Total 94.95%				$156,861	$(43,903)	$1,691,356	$26,243	$127,853

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	6

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio December 31, 2025

Growth funds 9.96%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	936,506	$132,104
Total growth funds (cost: $102,236,000)		132,104
Growth-and-income funds 49.99%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	18,000,302	331,925
American Funds Insurance Series – Growth-Income Fund, Class 1	2,933,217	198,667
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,281,618	132,380
Total growth-and-income funds (cost: $501,921,000)		662,972
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,411,779	66,348
Total asset allocation funds (cost: $56,920,000)		66,348
Equity-income funds 15.04%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	13,761,270	199,401
Total equity-income funds (cost: $157,632,000)		199,401
Fixed income funds 15.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,956,331	199,504
Total fixed income funds (cost: $199,184,000)		199,504
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	61,964,874	61,965
Total short-term securities (cost: $61,965,000)		61,965
Options purchased (equity style) 0.22%
Options purchased (equity style)*		2,958
Total options purchased (cost: $9,081,000)		2,958
Total investment securities 99.92% (cost: $1,088,939,000)		1,325,252
Other assets less liabilities 0.08%		1,025
Net assets 100.00%		$1,326,277

7	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	50	USD34,227	USD4,250.00	3/20/2026	$17
S&P 500 Index	535	366,234	4,275.00	3/20/2026	189
S&P 500 Index	60	41,073	4,375.00	3/20/2026	25
S&P 500 Index	55	37,650	4,500.00	3/20/2026	24
S&P 500 Index	480	328,584	4,625.00	3/20/2026	240
S&P 500 Index	25	17,114	4,650.00	3/20/2026	14
S&P 500 Index	20	13,691	4,775.00	3/20/2026	12
S&P 500 Index	15	10,268	4,825.00	3/20/2026	10
S&P 500 Index	65	44,496	4,850.00	3/20/2026	45
S&P 500 Index	45	30,805	4,900.00	3/20/2026	31
S&P 500 Index	30	20,537	4,625.00	6/18/2026	64
S&P 500 Index	35	23,959	4,650.00	6/18/2026	77
S&P 500 Index	680	465,494	4,700.00	6/18/2026	1,496
S&P 500 Index	25	17,114	4,750.00	6/18/2026	59
S&P 500 Index	145	99,260	4,825.00	6/18/2026	351
S&P 500 Index	45	30,805	4,850.00	6/18/2026	110
S&P 500 Index	15	10,268	5,000.00	6/18/2026	44
S&P 500 Index	35	23,959	4,775.00	9/18/2026	150
					$2,958
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	96	3/20/2026	USD33,084	$18

American Funds Insurance Series - Portfolio Series	8

American Funds® Managed Risk Growth and Income Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.96%
American Funds Insurance Series – Growth Fund, Class 1	$133,701	$52,156	$68,536	$25,415	$(10,632)	$132,104	$320	$10,472
Growth-and-income funds 49.99%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	336,671	53,858	116,851	32,472	25,775	331,925	5,126	11,939
American Funds Insurance Series – Growth-Income Fund, Class 1	201,814	67,566	69,509	19,199	(20,403)	198,667	2,185	33,224
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,801	25,965	39,082	9,777	919	132,380	2,096	8,874
						662,972
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,527	9,143	14,142	(1,278)	5,098	66,348	1,442	4,603
Equity-income funds 15.04%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	203,406	23,034	58,305	7,332	23,934	199,401	6,264	—
Fixed income funds 15.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	203,406	87,507	97,057	(945)	6,593	199,504	8,776	—
Total 95.03%				$91,972	$31,284	$1,260,329	$26,209	$69,112

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

9	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio December 31, 2025

Growth funds 24.97%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,278,671	$88,390
Total growth funds (cost: $76,611,000)		88,390
Growth-and-income funds 24.98%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	4,795,050	88,421
Total growth-and-income funds (cost: $66,044,000)		88,421
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,286,005	35,378
Total asset allocation funds (cost: $30,002,000)		35,378
Equity-income funds 5.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,221,401	17,698
Total equity-income funds (cost: $14,192,000)		17,698
Balanced funds 20.00%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	4,913,316	70,801
Total balanced funds (cost: $60,572,000)		70,801
Fixed income funds 10.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,467,735	35,440
Total fixed income funds (cost: $34,778,000)		35,440
Short-term securities 4.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	16,995,019	16,995
Total short-term securities (cost: $16,995,000)		16,995
Options purchased (equity style) 0.18%
Options purchased (equity style)*		616
Total options purchased (cost: $2,377,000)		616
Total investment securities 99.94% (cost: $301,571,000)		353,739
Other assets less liabilities 0.06%		224
Net assets 100.00%		$353,963

American Funds Insurance Series - Portfolio Series	10

American Funds® Managed Risk Global Allocation Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	20	USD13,691	USD4,175.00	3/20/2026	$7
S&P 500 Index	155	106,105	4,275.00	3/20/2026	55
S&P 500 Index	15	10,268	4,375.00	3/20/2026	6
S&P 500 Index	10	6,846	4,500.00	3/20/2026	4
S&P 500 Index	240	164,292	4,625.00	3/20/2026	120
S&P 500 Index	10	6,846	4,825.00	3/20/2026	6
S&P 500 Index	10	6,846	4,900.00	3/20/2026	7
S&P 500 Index	15	10,268	4,650.00	6/18/2026	33
S&P 500 Index	95	65,032	4,700.00	6/18/2026	209
S&P 500 Index	40	27,382	4,825.00	6/18/2026	97
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$616
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	23	3/20/2026	USD7,926	$4

11	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.97%
American Funds Insurance Series – Global Growth Fund, Class 1	$90,621	$27,034	$34,870	$7,751	$(2,146)	$88,390	$1,361	$10,915
Growth-and-income funds 24.98%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	90,656	12,233	30,033	8,868	6,697	88,421	1,366	3,195
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	36,401	5,489	8,562	(302)	2,352	35,378	769	2,465
Equity-income funds 5.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,255	1,888	5,241	852	1,944	17,698	558	—
Balanced funds 20.00%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	72,844	9,248	18,861	(577)	8,147	70,801	1,101	2,659
Fixed income funds 10.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1	36,519	15,626	18,800	859	1,236	35,440	1,109	—
Total 94.96%				$17,451	$18,230	$336,128	$6,264	$19,234

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	12

Financial statements
Statements of assets and liabilities at December 31, 2025
(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—	$—	$88,751	$64,923	$17,611
	Affiliated issuers	81,238	441,654	1,691,356	1,260,329	336,128
	Cash collateral pledged for futures contracts	—	—	3,105	2,365	567
	Receivables for:
	Sales of investments	84	29	2,776	1,302	231
	Sales of fund’s shares	— *	522	—	—	—
	Dividends	—	—	298	218	60
		81,322	442,205	1,786,286	1,329,137	354,597
	Liabilities:
	Payables for:
	Purchases of investments	—	506	—	—	—
	Repurchases of fund’s shares	84	44	2,922	1,371	243
	Investment advisory services	—	—	152	113	30
	Insurance administrative fees	50	274	—	—	—
	Services provided by related parties	17	91	1,491	1,109	295
	Trustees’ deferred compensation	1	5	24	19	6
	Variation margin on futures contracts	—	—	326	248	60
		152	920	4,915	2,860	634
	Net assets at December 31, 2025	$81,170	$441,285	$1,781,371	$1,326,277	$353,963
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$57,716	$346,155	$1,638,752	$1,157,563	$321,805
	Total distributable earnings (accumulated loss)	23,454	95,130	142,619	168,714	32,158
	Net assets at December 31, 2025	$81,170	$441,285	$1,781,371	$1,326,277	$353,963
	Investment securities, at cost:
	Unaffiliated issuers	$—	$—	$97,549	$71,046	$19,372
	Affiliated issuers	61,926	367,857	1,428,199	1,017,893	282,199

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$81,170	$441,285
	Shares outstanding	5,153	31,033	Not applicable	Not applicable	Not applicable
	Net asset value per share	$15.75	$14.22
Class P2:	Net assets			$1,781,371	$1,326,277	$353,963
	Shares outstanding	Not applicable	Not applicable	163,751	116,909	31,768
	Net asset value per share			$10.88	$11.34	$11.14
*
Amount less than one thousand.

Refer to the notes to financial statements.

13	American Funds Insurance Series - Portfolio Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025
(dollars in thousands)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	$—	$3,268	$2,460	$673
Affiliated issuers	882	10,486	26,243	26,209	6,264
	882	10,486	29,511	28,669	6,937
Fees and expenses:
Investment advisory services	—	—	2,062	1,550	415
Distribution services	189	1,048	4,434	3,326	891
Insurance administrative services	189	1,048	4,434	3,326	891
Transfer agent services	— *	— *	— *	— *	— *
Accounting and administrative services	—	—	91	82	61
Reports to shareholders	1	4	—	—	—
Registration statement and prospectus	— *	2	23	17	5
Trustees’ compensation	— *	2	9	7	2
Auditing and legal	1	6	53	40	11
Custodian	2	10	3	6	6
Other	— *	— *	1	1	— *
Total fees and expenses before waivers and/or reimbursements	382	2,120	11,110	8,355	2,282
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	289	219	59
Total fees and expenses after waivers and/or reimbursements	382	2,120	10,821	8,136	2,223
Net investment income (loss)	500	8,366	18,690	20,533	4,714
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	—	(12,455)	(10,317)	(2,625)
Affiliated issuers	94	(1,158)	156,861	91,972	17,451
Futures contracts	—	—	(50,799)	(38,406)	(9,003)
Currency transactions	—	—	(26)	(29)	(45)
Capital gain distributions received from affiliated issuers	4,883	18,669	127,853	69,112	19,234
	4,977	17,511	221,434	112,332	25,012
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	—	(6,674)	(4,074)	(1,131)
Affiliated issuers	9,445	37,219	(43,903)	31,284	18,230
Futures contracts	—	—	22	200	83
	9,445	37,219	(50,555)	27,410	17,182
Net realized gain (loss) and unrealized appreciation (depreciation)	14,422	54,730	170,879	139,742	42,194
Net increase (decrease) in net assets resulting from operations	$14,922	$63,096	$189,569	$160,275	$46,908
*
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	14

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$500	$671	$8,366	$8,121	$18,690	$24,192
Net realized gain (loss)	4,977	1,127	17,511	5,353	221,434	69,722
Net unrealized appreciation (depreciation)	9,445	7,381	37,219	29,700	(50,555)	138,173
Net increase in net assets resulting from operations	14,922	9,179	63,096	43,174	189,569	232,087
Distributions paid to shareholders	(1,256)	(898)	(12,428)	(6,850)	(30,340)	(22,480)
Net capital share transactions	(4,180)	(6,684)	2,048	(5,696)	(176,297)	(140,992)
Total increase (decrease) in net assets	9,486	1,597	52,716	30,628	(17,068)	68,615
Net assets:
Beginning of year	71,684	70,087	388,569	357,941	1,798,439	1,729,824
End of year	$81,170	$71,684	$441,285	$388,569	$1,781,371	$1,798,439

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$20,533	$25,060	$4,714	$5,950
Net realized gain (loss)	112,332	39,056	25,012	9,661
Net unrealized appreciation (depreciation)	27,410	94,819	17,182	14,250
Net increase in net assets resulting from operations	160,275	158,935	46,908	29,861
Distributions paid to shareholders	(26,793)	(23,931)	(5,146)	(4,495)
Net capital share transactions	(158,179)	(123,819)	(51,903)	(42,446)
Total increase (decrease) in net assets	(24,697)	11,185	(10,141)	(17,080)
Net assets:
Beginning of year	1,350,974	1,339,789	364,104	381,184
End of year	$1,326,277	$1,350,974	$353,963	$364,104
Refer to the notes to financial statements.

15	American Funds Insurance Series - Portfolio Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds (the “funds”), including five funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 37 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and 13 funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:
Global Growth Portfolio — Seeks to provide long-term growth of capital.
Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.
Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

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Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets.

17	American Funds Insurance Series - Portfolio Series

Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of December 31, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. To the extent that a fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds.
Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

American Funds Insurance Series - Portfolio Series	18

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying funds’ rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security

19	American Funds Insurance Series - Portfolio Series

before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and  futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

American Funds Insurance Series - Portfolio Series	20

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.
Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — The underlying funds may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. The underlying fund may choose to roll these transactions in lieu of settling them.
When the underlying fund rolls the purchase of these types of future delivery transactions, the underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the underlying fund rolls the sale of these transactions rather than settling them, the underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the underlying fund.

21	American Funds Insurance Series - Portfolio Series

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause each fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Options contracts — The managed risk funds have entered into options contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Insurance Series - Portfolio Series	22

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,803,198,000, $1,337,215,000 and $357,262,000, respectively.
Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $283,774,000, $180,379,000 and $61,476,000, respectively.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of options purchased and futures contracts as of December 31, 2025 (dollars in thousands):
Managed Risk Growth Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$3,854	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	23	Unrealized depreciation†	—
			$3,877		$—

Refer to the end of the table(s) for footnote(s).

23	American Funds Insurance Series - Portfolio Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(12,455)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(6,674)
Futures	Currency	Net realized gain (loss) on futures contracts	(4,391)	Net unrealized appreciation (depreciation) on futures contracts	(21)
Futures	Equity	Net realized gain (loss) on futures contracts	(46,449)	Net unrealized appreciation (depreciation) on futures contracts	17
Futures	Interest	Net realized gain (loss) on futures contracts	41	Net unrealized appreciation (depreciation) on futures contracts	26
			$(63,254)		$(6,652)
Managed Risk Growth and Income Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$2,958	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	18	Unrealized depreciation†	—
			$2,976		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(10,317)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(4,074)
Futures	Currency	Net realized gain (loss) on futures contracts	(4,161)	Net unrealized appreciation (depreciation) on futures contracts	(13)
Futures	Equity	Net realized gain (loss) on futures contracts	(34,373)	Net unrealized appreciation (depreciation) on futures contracts	138
Futures	Interest	Net realized gain (loss) on futures contracts	128	Net unrealized appreciation (depreciation) on futures contracts	75
			$(48,723)		$(3,874)
Managed Risk Global Allocation Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers*	$616	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	4	Unrealized depreciation†	—
			$620		$—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Portfolio Series	24

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,625)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,131)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,194)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(7,859)	Net unrealized appreciation (depreciation) on futures contracts	54
Futures	Interest	Net realized gain (loss) on futures contracts	50	Net unrealized appreciation (depreciation) on futures contracts	29
			$(11,628)		$(1,048)
*
Includes options purchased as reported in the fund’s investment portfolio.
†
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Funds that invest in options and futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

25	American Funds Insurance Series - Portfolio Series

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$932	$9,629	$18,931	$18,675	$4,978
Undistributed long-term capital gains	4,442	16,538	43,836	32,126	6,856
Capital loss carryforward utilized	—	—	22,945	46,726	4,145
Gross unrealized appreciation on investments	19,034	84,780	263,158	242,436	53,929
Gross unrealized depreciation on investments	(953)	(15,811)	(183,306)	(124,522)	(33,605)
Net unrealized appreciation (depreciation) on investments	18,081	68,969	79,852	117,914	20,324
Cost of investments	63,157	372,685	1,700,255	1,207,338	333,415
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	—
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$707	$549	$1,256	$627	$271	$898
Growth and Income Portfolio
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$8,412	$4,016	$12,428	$6,850	$—	$6,850
Managed Risk Growth Portfolio
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$30,340	$—	$30,340	$22,480	$—	$22,480
Managed Risk Growth and Income Portfolio
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$26,793	$—	$26,793	$23,931	$—	$23,931
Managed Risk Global Allocation Portfolio
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$5,146	$—	$5,146	$4,495	$—	$4,495

American Funds Insurance Series - Portfolio Series	26

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.150% of daily net assets for the three managed risk funds. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the three managed risk funds, reducing the fee for each share class from 0.150% to 0.100%. CRMC receives investment advisory and services fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the three managed risk funds are paid by CRMC to Milliman FRM. The three managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — For a portion of the period, CRMC waived a portion of the investment advisory and services fees equal to 0.050% of each fund’s daily net assets for the three managed risk funds. Effective May 1, 2025, the 0.050% fee waiver was removed for each share class, concurrent with the reduction of the investment advisory and services fee described in "Investment advisory services". For year ended December 31, 2025, total investment advisory services fees waived by CRMC were $567,000. CRMC does not intend to recoup these waivers. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

27	American Funds Insurance Series - Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon ("BNY Mellon") under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$— *	$— *	$— *
Growth and Income Portfolio	1	1	2
Managed Risk Growth Portfolio	5	4	9
Managed Risk Growth and Income Portfolio	4	3	7
Managed Risk Global Allocation Portfolio	1	1	2
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

American Funds Insurance Series - Portfolio Series	28

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 4	$3,417	246	$1,257	91	$(8,854)	(622)	$(4,180)	(285)
Year ended December 31, 2024
Class 4	$4,370	343	$898	69	$(11,952)	(943)	$(6,684)	(531)
Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 4	$37,856	2,875	$12,428	956	$(48,236)	(3,587)	$2,048	244
Year ended December 31, 2024
Class 4	$25,399	2,061	$6,850	568	$(37,945)	(3,118)	$(5,696)	(489)
Managed Risk Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P2	$12,015	1,198	$30,340	2,994	$(218,652)	(21,173)	$(176,297)	(16,981)
Year ended December 31, 2024
Class P2	$20,420	2,147	$22,480	2,338	$(183,892)	(19,287)	$(140,992)	(14,802)
Managed Risk Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P2	$2,121	194	$26,793	2,545	$(187,093)	(17,459)	$(158,179)	(14,720)
Year ended December 31, 2024
Class P2	$15,900	1,633	$23,932	2,405	$(163,651)	(16,430)	$(123,819)	(12,392)

29	American Funds Insurance Series - Portfolio Series

Managed Risk Global Allocation Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P2	$825	78	$5,146	510	$(57,874)	(5,560)	$(51,903)	(4,972)
Year ended December 31, 2024
Class P2	$3,721	379	$4,495	454	$(50,662)	(5,151)	$(42,446)	(4,318)
10. Ownership concentration

At December 31, 2025, Managed Risk Growth and Income Portfolio held 16% and 12% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, Managed Risk Global Allocation Portfolio held 16% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund. In addition, Managed Risk Growth Portfolio held 88% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund.
11. Investment transactions

Each fund engaged in purchases and sales of investment securities during the year ended December 31, 2025, as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$8,893	$65,632	$640,736	$319,229	$71,518
Sales of investment securities*	8,940	48,934	765,405	463,482	116,367
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

American Funds Insurance Series - Portfolio Series	30

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
Global Growth Portfolio
Class 4:
12/31/2025	$13.18	$.09	$2.72	$2.81	$(.12 )	$(.12 )	$(.24 )	$15.75	21.55%	$81	.51%	.51%	.97%	.66%
12/31/2024	11.74	.12	1.48	1.60	(.11 )	(.05 )	(.16 )	13.18	13.64	72.51		.51	.96	.93
12/31/2023	11.09	.08	2.31	2.39	(.10 )	(1.64)	(1.74)	11.74	23.03	70.51		.51	.96	.68
12/31/2022	17.34	.08	(4.30)	(4.22)	(.31 )	(1.72)	(2.03)	11.09	(24.75)	61.51		.51	.98	.66
12/31/2021	15.58	.08	2.02	2.10	(.05 )	(.29 )	(.34 )	17.34	13.49	84.52		.52	1.04	.48
Growth and Income Portfolio
Class 4:
12/31/2025	$12.62	$.27	$1.72	$1.99	$(.26 )	$(.13 )	$(.39 )	$14.22	16.12%	$441	.51%	.51%	.82%	2.00%
12/31/2024	11.44	.26	1.14	1.40	(.22 )	—	(.22 )	12.62	12.37	389.51		.51	.82	2.17
12/31/2023	10.88	.22	1.41	1.63	(.21 )	(.86 )	(1.07)	11.44	15.86	358.51		.51	.80	1.97
12/31/2022	14.44	.22	(2.46)	(2.24)	(.31 )	(1.01)	(1.32)	10.88	(15.74)	325.51		.51	.80	1.88
12/31/2021	13.25	.18	1.44	1.62	(.23 )	(.20 )	(.43 )	14.44	12.32	377.52		.52	.84	1.28
Managed Risk Growth Portfolio
Class P2:
12/31/2025	$9.95	$.11	$1.00	$1.11	$(.18 )	$—	$(.18 )	$10.88	11.27%	$1,781	.63%	.61%	.93%	1.05%
12/31/2024	8.85	.13	1.09	1.22	(.12 )	—	(.12 )	9.95	13.84	1,798.66		.61	.95	1.35
12/31/2023	9.30	.09	1.21	1.30	(.10 )	(1.65)	(1.75)	8.85	15.57	1,730.66		.61	.95	1.06
12/31/2022	13.80	.07	(2.80)	(2.73)	(.19 )	(1.58)	(1.77)	9.30	(20.36)	1,575.66		.61	.94	.69
12/31/2021	12.52	.03	1.38	1.41	(.13 )	—	(.13 )	13.80	11.29	1,994.66		.61	.98	.24
Managed Risk Growth and Income Portfolio
Class P2:
12/31/2025	$10.26	$.16	$1.14	$1.30	$(.22 )	$—	$(.22 )	$11.34	12.81%	$1,326	.63%	.61%	.91%	1.54%
12/31/2024	9.30	.18	.95	1.13	(.17 )	—	(.17 )	10.26	12.26	1,351.66		.61	.91	1.82
12/31/2023	9.88	.16	.88	1.04	(.18 )	(1.44)	(1.62)	9.30	11.71	1,340.66		.61	.92	1.75
12/31/2022	12.70	.16	(2.05)	(1.89)	(.28 )	(.65 )	(.93 )	9.88	(15.10)	1,271.66		.61	.89	1.53
12/31/2021	11.58	.13	1.13	1.26	(.14 )	—	(.14 )	12.70	10.93	1,535.66		.61	.94	1.07
Managed Risk Global Allocation Portfolio
Class P2:
12/31/2025	$9.91	$.14	$1.24	$1.38	$(.15 )	$—	$(.15 )	$11.14	14.08%	$354	.64%	.62%	1.03%	1.32%
12/31/2024	9.28	.15	.60	.75	(.12 )	—	(.12 )	9.91	8.05	364.67		.62	1.03	1.56
12/31/2023	9.35	.09	.83	.92	(.08 )	(.91 )	(.99 )	9.28	10.52	381.67		.62	1.02	1.01
12/31/2022	12.69	.04	(2.32)	(2.28)	(.17 )	(.89 )	(1.06)	9.35	(18.25)	373.66		.61	1.04	.40
12/31/2021	11.76	.08	.94	1.02	(.09 )	—	(.09 )	12.69	8.70	482.67		.62	1.13	.68
Refer to the next page for footnote(s).

31	American Funds Insurance Series - Portfolio Series

Financial highlights (continued)

Portfolio turnover rate	Year ended December 31,
	2025[6]	2024	2023	2022	2021
Global Growth Portfolio	12%	9%	14%	13%	36%
Growth and Income Portfolio	12	10	24	7	36
Managed Risk Growth Portfolio	38	20	35	80	46
Managed Risk Growth and Income Portfolio	25	15	35	72	44
Managed Risk Global Allocation Portfolio	21	19	31	66	29

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Rates exclude in-kind transactions, if any.

American Funds Insurance Series - Portfolio Series	32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (five of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

33	American Funds Insurance Series - Portfolio Series

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

American Funds Insurance Series — Portfolio Series	34

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,453,899,830
Total shares voting on November 25, 2025:
5,466,407,300 (84.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

35	American Funds Insurance Series — Portfolio Series

American Funds Insurance Series® - Target Date Series
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. INGEFP4-988-0226 © 2026 Capital Group. All rights reserved.

American Funds® IS 2070 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 48.96%	Shares	Value (000)
New Perspective Fund, Class R-6	1,967	$139
SMALLCAP World Fund, Inc., Class R-6	1,814	138
New World Fund, Inc., Class R-6	1,199	112
AMCAP Fund, Class R-6 (a)	2,047	97
The Growth Fund of America, Class R-6	1,206	97
The New Economy Fund, Class R-6 (a)	943	70
EUPAC Fund, Class R-6	461	28
Total growth funds (cost: $686,000)		681
Growth-and-income funds 36.88%
Fundamental Investors, Class R-6	1,359	125
Capital World Growth and Income Fund, Class R-6	1,557	111
Washington Mutual Investors Fund, Class R-6	1,700	111
The Investment Company of America, Class R-6	1,552	97
American Mutual Fund, Class R-6	1,166	69
Total growth-and-income funds (cost: $521,000)		513
Balanced funds 8.05%
American Balanced Fund, Class R-6	2,226	84
American Funds Global Balanced Fund, Class R-6	692	28
Total balanced funds (cost: $112,000)		112
Fixed income funds 6.04%
U.S. Government Securities Fund, Class R-6	5,770	70
American Funds Emerging Markets Bond Fund, Class R-6	1,720	14
Total fixed income funds (cost: $84,000)		84
Total investment securities 99.93% (cost: $1,403,000)		1,390
Other assets less liabilities 0.07%		1
Net assets 100.00%		$1,391

1	American Funds Insurance Series - Target Date Series

American Funds® IS 2070 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.96%
New Perspective Fund, Class R-6	$9	$132	$1	$— (c)	$(1)	$139	$2	$7
SMALLCAP World Fund, Inc., Class R-6	9	132	2	— (c)	(1)	138	1	5
New World Fund, Inc., Class R-6	7	104	1	— (c)	2	112	1	5
AMCAP Fund, Class R-6 (a)	6	91	— (c)	— (c)	— (c)	97	—	4
The Growth Fund of America, Class R-6	6	97	1	— (c)	(5)	97	1	9
The New Economy Fund, Class R-6 (a)	4	65	1	— (c)	2	70	—	6
EuroPacific Growth Fund, Class R-6	2	27	— (c)	— (c)	(1)	28	1	2
						681
Growth-and-income funds 36.88%
Fundamental Investors, Class R-6	8	117	1	— (c)	1	125	1	7
Capital World Growth and Income Fund, Class R-6	7	107	1	— (c)	(2)	111	1	9
Washington Mutual Investors Fund, Class R-6	7	106	1	— (c)	(1)	111	1	5
The Investment Company of America, Class R-6	6	96	1	— (c)	(4)	97	1	8
American Mutual Fund, Class R-6	4	67	1	— (c)	(1)	69	1	4
						513
Balanced funds 8.05%
American Balanced Fund, Class R-6	5	80	— (c)	— (c)	(1)	84	1	4
American Funds Global Balanced Fund, Class R-6	2	26	— (c)	— (c)	— (c)	28	— (c)	1
						112
Fixed income funds 6.04%
U.S. Government Securities Fund, Class R-6	5	66	1	— (c)	— (c)	70	1	—
American Funds Emerging Markets Bond Fund, Class R-6	1	13	— (c)	— (c)	— (c)	14	— (c)	—
						84
Total 99.93%				$— (c)	$(12)	$1,390	$13	$76

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	2

American Funds® IS 2065 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 46.00%	Shares	Value (000)
New Perspective Fund, Class R-6	481	$34
SMALLCAP World Fund, Inc., Class R-6	446	34
New World Fund, Inc., Class R-6	293	27
AMCAP Fund, Class R-6 (a)	501	24
The Growth Fund of America, Class R-6	295	24
The New Economy Fund, Class R-6 (a)	231	17
EUPAC Fund, Class R-6	113	7
Total growth funds (cost: $163,000)		167
Growth-and-income funds 34.71%
Fundamental Investors, Class R-6	333	31
Capital World Growth and Income Fund, Class R-6	381	27
Washington Mutual Investors Fund, Class R-6	416	27
The Investment Company of America, Class R-6	380	24
American Mutual Fund, Class R-6	285	17
Total growth-and-income funds (cost: $124,000)		126
Balanced funds 7.44%
American Balanced Fund, Class R-6	545	20
American Funds Global Balanced Fund, Class R-6	169	7
Total balanced funds (cost: $27,000)		27
Fixed income funds 5.51%
U.S. Government Securities Fund, Class R-6	1,411	17
American Funds Emerging Markets Bond Fund, Class R-6	420	3
Total fixed income funds (cost: $20,000)		20
Total investment securities 93.66% (cost: $334,000)		340
Other assets less liabilities 6.34%		23
Net assets 100.00%		$363

American Funds Insurance Series - Target Date Series	3

American Funds® IS 2065 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.00%
New Perspective Fund, Class R-6	$5	$31	$2	$— (c)	$— (c)	$34	$1	$1
SMALLCAP World Fund, Inc., Class R-6	5	31	2	— (c)	— (c)	34	1	1
New World Fund, Inc., Class R-6	4	24	2	— (c)	1	27	1	1
AMCAP Fund, Class R-6 (a)	3	22	1	— (c)	— (c)	24	— (c)	1
The Growth Fund of America, Class R-6	3	24	2	— (c)	(1)	24	— (c)	2
The New Economy Fund, Class R-6 (a)	2	16	1	— (c)	— (c)	17	— (c)	1
EuroPacific Growth Fund, Class R-6	1	6	— (c)	— (c)	— (c)	7	— (c)	— (c)
						167
Growth-and-income funds 34.71%
Fundamental Investors, Class R-6	4	29	2	— (c)	— (c)	31	— (c)	1
Capital World Growth and Income Fund, Class R-6	4	25	2	— (c)	— (c)	27	— (c)	2
Washington Mutual Investors Fund, Class R-6	4	25	2	— (c)	— (c)	27	— (c)	1
The Investment Company of America, Class R-6	3	22	1	— (c)	— (c)	24	— (c)	2
American Mutual Fund, Class R-6	2	16	1	— (c)	— (c)	17	— (c)	1
						126
Balanced funds 7.44%
American Balanced Fund, Class R-6	3	18	1	— (c)	— (c)	20	— (c)	1
American Funds Global Balanced Fund, Class R-6	1	6	— (c)	— (c)	— (c)	7	— (c)	— (c)
						27
Fixed income funds 5.51%
U.S. Government Securities Fund, Class R-6	2	16	1	— (c)	— (c)	17	— (c)	—
American Funds Emerging Markets Bond Fund, Class R-6	1	2	— (c)	— (c)	— (c)	3	— (c)	—
						20
Total 93.66%				$— (c)	$— (c)	$340	$3	$15

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

4	American Funds Insurance Series - Target Date Series

American Funds® IS 2060 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 49.11%	Shares	Value (000)
New Perspective Fund, Class R-6	1,089	$77
SMALLCAP World Fund, Inc., Class R-6	1,008	77
New World Fund, Inc., Class R-6	674	63
AMCAP Fund, Class R-6 (a)	1,159	55
The Growth Fund of America, Class R-6	682	55
The New Economy Fund, Class R-6 (a)	533	39
EUPAC Fund, Class R-6	259	16
American Funds Global Insight Fund, Class R-6	110	3
Total growth funds (cost: $385,000)		385
Growth-and-income funds 36.99%
Fundamental Investors, Class R-6	768	70
Capital World Growth and Income Fund, Class R-6	879	63
Washington Mutual Investors Fund, Class R-6	963	63
The Investment Company of America, Class R-6	852	53
American Mutual Fund, Class R-6	686	41
Total growth-and-income funds (cost: $289,000)		290
Balanced funds 8.04%
American Balanced Fund, Class R-6	1,255	47
American Funds Global Balanced Fund, Class R-6	389	16
Total balanced funds (cost: $63,000)		63
Fixed income funds 5.99%
U.S. Government Securities Fund, Class R-6	3,245	39
American Funds Emerging Markets Bond Fund, Class R-6	966	8
Total fixed income funds (cost: $47,000)		47
Total investment securities 100.13% (cost: $784,000)		785
Other assets less liabilities (0.13)%		(1)
Net assets 100.00%		$784

American Funds Insurance Series - Target Date Series	5

American Funds® IS 2060 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.11%
New Perspective Fund, Class R-6	$13	$97	$33	$— (c)	$— (c)	$77	$2	$4
SMALLCAP World Fund, Inc., Class R-6	13	97	34	— (c)	1	77	1	3
New World Fund, Inc., Class R-6	10	79	26	(1)	1	63	1	3
AMCAP Fund, Class R-6 (a)	9	70	24	— (c)	— (c)	55	—	3
The Growth Fund of America, Class R-6	9	73	24	(1)	(2)	55	— (c)	5
The New Economy Fund, Class R-6 (a)	6	50	17	— (c)	— (c)	39	—	3
EuroPacific Growth Fund, Class R-6	3	19	6	— (c)	— (c)	16	— (c)	1
American Funds Global Insight Fund, Class R-6	—	4	1	— (c)	— (c)	3	— (c)	—
						385
Growth-and-income funds 36.99%
Fundamental Investors, Class R-6	12	87	30	— (c)	1	70	— (c)	4
Capital World Growth and Income Fund, Class R-6	10	80	26	— (c)	(1)	63	1	5
Washington Mutual Investors Fund, Class R-6	10	81	28	— (c)	— (c)	63	— (c)	3
The Investment Company of America, Class R-6	9	67	22	— (c)	(1)	53	— (c)	4
American Mutual Fund, Class R-6	7	52	18	— (c)	— (c)	41	— (c)	2
						290
Balanced funds 8.04%
American Balanced Fund, Class R-6	8	59	20	— (c)	— (c)	47	1	2
American Funds Global Balanced Fund, Class R-6	3	20	7	— (c)	— (c)	16	— (c)	1
						63
Fixed income funds 5.99%
U.S. Government Securities Fund, Class R-6	7	49	17	— (c)	— (c)	39	1	—
American Funds Emerging Markets Bond Fund, Class R-6	1	10	3	— (c)	— (c)	8	— (c)	—
						47
Total 100.13%				$(2)	$(1)	$785	$7	$43

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

6	American Funds Insurance Series - Target Date Series

American Funds® IS 2055 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 50.25%	Shares	Value (000)
New Perspective Fund, Class R-6	8,543	$604
SMALLCAP World Fund, Inc., Class R-6	7,738	590
New World Fund, Inc., Class R-6	5,490	511
AMCAP Fund, Class R-6 (a)	9,900	469
The Growth Fund of America, Class R-6	5,827	469
The New Economy Fund, Class R-6 (a)	4,367	322
American Funds Global Insight Fund, Class R-6	5,200	148
EUPAC Fund, Class R-6	2,222	135
Total growth funds (cost: $2,967,000)		3,248
Growth-and-income funds 37.99%
Fundamental Investors, Class R-6	6,424	591
Washington Mutual Investors Fund, Class R-6	8,229	537
Capital World Growth and Income Fund, Class R-6	7,323	523
American Mutual Fund, Class R-6	6,991	416
The Investment Company of America, Class R-6	6,214	389
Total growth-and-income funds (cost: $2,313,000)		2,456
Equity-income funds 0.84%
Capital Income Builder, Class R-6	349	27
The Income Fund of America, Class R-6	1,028	27
Total equity-income funds (cost: $53,000)		54
Balanced funds 8.52%
American Balanced Fund, Class R-6	11,098	416
American Funds Global Balanced Fund, Class R-6	3,336	135
Total balanced funds (cost: $519,000)		551
Fixed income funds 6.28%
U.S. Government Securities Fund, Class R-6	27,831	338
American Funds Emerging Markets Bond Fund, Class R-6	8,293	68
Total fixed income funds (cost: $394,000)		406
Total investment securities 103.88% (cost: $6,246,000)		6,715
Other assets less liabilities (3.88)%		(251)
Net assets 100.00%		$6,464

American Funds Insurance Series - Target Date Series	7

American Funds® IS 2055 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50.25%
New Perspective Fund, Class R-6	$13	$636	$97	$2	$50	$604	$8	$31
SMALLCAP World Fund, Inc., Class R-6	13	645	108	3	37	590	6	22
New World Fund, Inc., Class R-6	12	516	95	4	74	511	7	22
AMCAP Fund, Class R-6 (a)	10	517	85	— (c)	27	469	—	37
The Growth Fund of America, Class R-6	10	530	93	2	20	469	2	43
The New Economy Fund, Class R-6 (a)	7	345	76	4	42	322	—	29
American Funds Global Insight Fund, Class R-6	3	144	20	— (c)	21	148	2	—
EuroPacific Growth Fund, Class R-6	3	146	23	— (c)	9	135	4	13
						3,248
Growth-and-income funds 37.99%
Fundamental Investors, Class R-6	13	625	104	2	55	591	5	43
Washington Mutual Investors Fund, Class R-6	12	603	93	— (c)	15	537	8	42
Capital World Growth and Income Fund, Class R-6	12	559	91	2	41	523	9	42
American Mutual Fund, Class R-6	9	469	76	— (c)	14	416	7	23
The Investment Company of America, Class R-6	9	432	72	2	18	389	4	34
						2,456
Equity-income funds 0.84%
Capital Income Builder, Class R-6	—	29	3	— (c)	1	27	1	1
The Income Fund of America, Class R-6	—	30	3	— (c)	— (c)	27	1	1
						54
Balanced funds 8.52%
American Balanced Fund, Class R-6	9	452	69	— (c)	24	416	9	23
American Funds Global Balanced Fund, Class R-6	3	147	23	— (c)	8	135	3	5
						551
Fixed income funds 6.28%
U.S. Government Securities Fund, Class R-6	8	405	83	— (c)	8	338	12	—
American Funds Emerging Markets Bond Fund, Class R-6	2	75	13	— (c)	4	68	4	—
						406
Total 103.88%				$21	$468	$6,715	$92	$411

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

8	American Funds Insurance Series - Target Date Series

American Funds® IS 2050 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 45.61%	Shares	Value (000)
New Perspective Fund, Class R-6	13,836	$978
SMALLCAP World Fund, Inc., Class R-6	11,623	887
AMCAP Fund, Class R-6 (a)	16,779	796
The Growth Fund of America, Class R-6	9,876	796
New World Fund, Inc., Class R-6	7,351	685
The New Economy Fund, Class R-6 (a)	6,169	455
American Funds Global Insight Fund, Class R-6	12,830	364
EUPAC Fund, Class R-6	3,769	228
Total growth funds (cost: $4,846,000)		5,189
Growth-and-income funds 34.59%
Fundamental Investors, Class R-6	9,899	910
Washington Mutual Investors Fund, Class R-6	13,600	887
American Mutual Fund, Class R-6	13,380	796
Capital World Growth and Income Fund, Class R-6	11,140	796
The Investment Company of America, Class R-6	8,715	546
Total growth-and-income funds (cost: $3,772,000)		3,935
Equity-income funds 4.60%
The Income Fund of America, Class R-6	10,459	273
Capital Income Builder, Class R-6	3,258	250
Total equity-income funds (cost: $506,000)		523
Balanced funds 9.21%
American Balanced Fund, Class R-6	21,850	820
American Funds Global Balanced Fund, Class R-6	5,659	228
Total balanced funds (cost: $1,000,000)		1,048
Fixed income funds 6.05%
U.S. Government Securities Fund, Class R-6	47,184	573
American Funds Emerging Markets Bond Fund, Class R-6	14,065	115
Total fixed income funds (cost: $670,000)		688
Total investment securities 100.06% (cost: $10,794,000)		11,383
Other assets less liabilities (0.06)%		(7)
Net assets 100.00%		$11,376

American Funds Insurance Series - Target Date Series	9

American Funds® IS 2050 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.61%
New Perspective Fund, Class R-6	$4	$1,102	$197	$7	$62	$978	$12	$49
SMALLCAP World Fund, Inc., Class R-6	4	1,030	195	3	45	887	9	33
AMCAP Fund, Class R-6 (a)	3	922	162	1	32	796	—	59
The Growth Fund of America, Class R-6	3	956	186	4	19	796	4	72
New World Fund, Inc., Class R-6	3	742	147	7	80	685	10	29
The New Economy Fund, Class R-6 (a)	2	509	108	6	46	455	—	40
American Funds Global Insight Fund, Class R-6	2	370	54	1	45	364	4	—
EuroPacific Growth Fund, Class R-6	1	261	46	2	10	228	7	21
						5,189
Growth-and-income funds 34.59%
Fundamental Investors, Class R-6	4	1,018	182	5	65	910	8	64
Washington Mutual Investors Fund, Class R-6	4	1,056	191	1	17	887	12	67
American Mutual Fund, Class R-6	3	944	172	2	19	796	13	43
Capital World Growth and Income Fund, Class R-6	3	893	150	5	45	796	13	63
The Investment Company of America, Class R-6	2	643	118	4	15	546	5	46
						3,935
Equity-income funds 4.60%
The Income Fund of America, Class R-6	1	320	52	— (c)	4	273	9	15
Capital Income Builder, Class R-6	1	285	51	1	14	250	7	11
						523
Balanced funds 9.21%
American Balanced Fund, Class R-6	3	940	162	3	36	820	17	46
American Funds Global Balanced Fund, Class R-6	1	260	45	1	11	228	5	8
						1,048
Fixed income funds 6.05%
U.S. Government Securities Fund, Class R-6	3	736	179	1	12	573	19	—
American Funds Emerging Markets Bond Fund, Class R-6	1	134	26	— (c)	6	115	5	—
						688
Total 100.06%				$54	$583	$11,383	$159	$666

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

10	American Funds Insurance Series - Target Date Series

American Funds® IS 2045 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 42.88%	Shares	Value (000)
New Perspective Fund, Class R-6	16,401	$1,159
AMCAP Fund, Class R-6 (a)	24,415	1,158
The Growth Fund of America, Class R-6	14,373	1,158
SMALLCAP World Fund, Inc., Class R-6	14,750	1,125
New World Fund, Inc., Class R-6	9,995	931
American Funds Global Insight Fund, Class R-6	23,363	663
The New Economy Fund, Class R-6 (a)	8,987	662
EUPAC Fund, Class R-6	4,392	266
Total growth funds (cost: $6,599,000)		7,122
Growth-and-income funds 32.89%
Fundamental Investors, Class R-6	14,041	1,291
Capital World Growth and Income Fund, Class R-6	16,228	1,160
American Mutual Fund, Class R-6	19,463	1,158
Washington Mutual Investors Fund, Class R-6	17,245	1,125
The Investment Company of America, Class R-6	10,570	662
International Growth and Income Fund, Class R-6	1,490	66
Total growth-and-income funds (cost: $5,197,000)		5,462
Equity-income funds 6.99%
The Income Fund of America, Class R-6	25,397	663
Capital Income Builder, Class R-6	6,473	498
Total equity-income funds (cost: $1,121,000)		1,161
Balanced funds 9.99%
American Balanced Fund, Class R-6	35,377	1,327
American Funds Global Balanced Fund, Class R-6	8,237	332
Total balanced funds (cost: $1,579,000)		1,659
Fixed income funds 7.05%
U.S. Government Securities Fund, Class R-6	68,755	835
American Funds Emerging Markets Bond Fund, Class R-6	16,404	134
American Funds Inflation Linked Bond Fund, Class R-6	7,032	67
American Funds Multi-Sector Income Fund, Class R-6	7,047	67
Capital World Bond Fund, Class R-6	4,061	67
Total fixed income funds (cost: $1,144,000)		1,170
Total investment securities 99.80% (cost: $15,640,000)		16,574
Other assets less liabilities 0.20%		34
Net assets 100.00%		$16,608

American Funds Insurance Series - Target Date Series	11

American Funds® IS 2045 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42.88%
New Perspective Fund, Class R-6	$90	$1,030	$40	$— (c)	$79	$1,159	$15	$60
AMCAP Fund, Class R-6 (a)	90	1,091	81	— (c)	58	1,158	—	85
The Growth Fund of America, Class R-6	90	1,135	104	(1)	38	1,158	6	108
SMALLCAP World Fund, Inc., Class R-6	90	1,029	57	1	62	1,125	11	42
New World Fund, Inc., Class R-6	77	815	75	3	111	931	13	41
American Funds Global Insight Fund, Class R-6	52	537	10	— (c)	84	663	8	—
The New Economy Fund, Class R-6 (a)	51	619	87	3	76	662	—	60
EuroPacific Growth Fund, Class R-6	26	264	39	3	12	266	8	25
						7,122
Growth-and-income funds 32.89%
Fundamental Investors, Class R-6	103	1,166	84	1	105	1,291	11	91
Capital World Growth and Income Fund, Class R-6	90	1,040	38	(1)	69	1,160	18	95
American Mutual Fund, Class R-6	90	1,091	56	— (c)	33	1,158	18	64
Washington Mutual Investors Fund, Class R-6	90	1,062	55	— (c)	28	1,125	15	82
The Investment Company of America, Class R-6	52	616	31	1	24	662	7	57
International Growth and Income Fund, Class R-6	—	65	3	— (c)	4	66	1	4
						5,462
Equity-income funds 6.99%
The Income Fund of America, Class R-6	52	650	51	— (c)	12	663	22	38
Capital Income Builder, Class R-6	39	467	36	— (c)	28	498	13	22
						1,161
Balanced funds 9.99%
American Balanced Fund, Class R-6	103	1,226	66	— (c)	64	1,327	27	76
American Funds Global Balanced Fund, Class R-6	26	304	14	— (c)	16	332	7	12
						1,659
Fixed income funds 7.05%
U.S. Government Securities Fund, Class R-6	64	827	74	1	17	835	26	—
American Funds Emerging Markets Bond Fund, Class R-6	13	121	8	— (c)	8	134	7	—
American Funds Inflation Linked Bond Fund, Class R-6	—	69	1	— (c)	(1)	67	2	—
American Funds Multi-Sector Income Fund, Class R-6	—	67	1	— (c)	1	67	2	—
Capital World Bond Fund, Class R-6	—	68	1	— (c)	— (c)	67	1	—
						1,170
Total 99.80%				$11	$928	$16,574	$238	$962

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

12	American Funds Insurance Series - Target Date Series

American Funds® IS 2040 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 35.82%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	27,098	$1,285
The Growth Fund of America, Class R-6	15,949	1,285
New Perspective Fund, Class R-6	16,592	1,173
SMALLCAP World Fund, Inc., Class R-6	13,874	1,058
American Funds Global Insight Fund, Class R-6	26,680	757
New World Fund, Inc., Class R-6	6,522	608
The New Economy Fund, Class R-6 (a)	8,210	605
Total growth funds (cost: $6,831,000)		6,771
Growth-and-income funds 32.61%
Capital World Growth and Income Fund, Class R-6	18,532	1,325
American Mutual Fund, Class R-6	22,235	1,323
Fundamental Investors, Class R-6	13,982	1,285
Washington Mutual Investors Fund, Class R-6	16,799	1,096
The Investment Company of America, Class R-6	12,069	756
International Growth and Income Fund, Class R-6	8,507	380
Total growth-and-income funds (cost: $6,235,000)		6,165
Equity-income funds 7.22%
The Income Fund of America, Class R-6	29,002	758
Capital Income Builder, Class R-6	7,884	606
Total equity-income funds (cost: $1,376,000)		1,364
Balanced funds 10.63%
American Balanced Fund, Class R-6	40,391	1,515
American Funds Global Balanced Fund, Class R-6	12,238	494
Total balanced funds (cost: $2,028,000)		2,009
Fixed income funds 13.90%
U.S. Government Securities Fund, Class R-6	78,513	953
American Funds Inflation Linked Bond Fund, Class R-6	52,235	494
American Funds Multi-Sector Income Fund, Class R-6	44,289	420
Capital World Bond Fund, Class R-6	23,202	380
American Funds Mortgage Fund, Class R-6	21,314	191
Intermediate Bond Fund of America, Class R-6	8,977	114
American Funds Strategic Bond Fund, Class R-6	8,122	76
Total fixed income funds (cost: $2,628,000)		2,628
Total investment securities 100.18% (cost: $19,098,000)		18,937
Other assets less liabilities (0.18)%		(34)
Net assets 100.00%		$18,903

American Funds Insurance Series - Target Date Series	13

American Funds® IS 2040 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35.82%
AMCAP Fund, Class R-6 (a)	$19	$1,417	$135	$(1)	$(15)	$1,285	$—	$68
The Growth Fund of America, Class R-6	19	1,492	152	(1)	(73)	1,285	7	116
New Perspective Fund, Class R-6	19	1,287	117	— (c)	(16)	1,173	15	59
SMALLCAP World Fund, Inc., Class R-6	16	1,162	122	2	— (c)	1,058	10	38
American Funds Global Insight Fund, Class R-6	11	786	75	— (c)	35	757	9	—
New World Fund, Inc., Class R-6	11	658	72	1	10	608	8	26
The New Economy Fund, Class R-6 (a)	11	674	78	2	(4)	605	—	53
						6,771
Growth-and-income funds 32.61%
Capital World Growth and Income Fund, Class R-6	19	1,464	129	— (c)	(29)	1,325	13	105
American Mutual Fund, Class R-6	19	1,475	154	2	(19)	1,323	12	71
Fundamental Investors, Class R-6	19	1,392	129	1	2	1,285	6	75
Washington Mutual Investors Fund, Class R-6	16	1,209	122	2	(9)	1,096	8	58
The Investment Company of America, Class R-6	11	846	72	— (c)	(29)	756	4	60
International Growth and Income Fund, Class R-6	5	408	47	1	13	380	5	20
						6,165
Equity-income funds 7.22%
The Income Fund of America, Class R-6	11	858	97	1	(15)	758	18	41
Capital Income Builder, Class R-6	8	672	77	1	2	606	10	26
						1,364
Balanced funds 10.63%
American Balanced Fund, Class R-6	22	1,671	162	1	(17)	1,515	22	80
American Funds Global Balanced Fund, Class R-6	5	543	52	— (c)	(2)	494	6	18
						2,009
Fixed income funds 13.90%
U.S. Government Securities Fund, Class R-6	14	1,062	130	— (c)	7	953	15	—
American Funds Inflation Linked Bond Fund, Class R-6	6	557	58	— (c)	(11)	494	17	—
American Funds Multi-Sector Income Fund, Class R-6	6	460	48	— (c)	2	420	10	—
Capital World Bond Fund, Class R-6	5	417	45	— (c)	3	380	7	—
American Funds Mortgage Fund, Class R-6	—	208	18	— (c)	1	191	3	—
Intermediate Bond Fund of America, Class R-6	—	124	10	— (c)	— (c)	114	1	—
American Funds Strategic Bond Fund, Class R-6 (d)	—	83	7	— (c)	— (c)	76	1	—
						2,628
Total 100.18%				$12	$(164)	$18,937	$207	$914

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

14	American Funds Insurance Series - Target Date Series

American Funds® IS 2035 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 21.93%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	26,436	$1,254
The Growth Fund of America, Class R-6	14,522	1,170
American Funds Global Insight Fund, Class R-6	27,975	794
SMALLCAP World Fund, Inc., Class R-6	9,859	752
New Perspective Fund, Class R-6	8,278	585
Total growth funds (cost: $4,329,000)		4,555
Growth-and-income funds 30.38%
American Mutual Fund, Class R-6	24,576	1,462
Capital World Growth and Income Fund, Class R-6	20,460	1,462
Fundamental Investors, Class R-6	12,273	1,128
Washington Mutual Investors Fund, Class R-6	16,012	1,045
The Investment Company of America, Class R-6	12,677	794
International Growth and Income Fund, Class R-6	9,361	418
Total growth-and-income funds (cost: $6,048,000)		6,309
Equity-income funds 8.05%
Capital Income Builder, Class R-6	10,872	836
The Income Fund of America, Class R-6	31,995	836
Total equity-income funds (cost: $1,622,000)		1,672
Balanced funds 13.08%
American Balanced Fund, Class R-6	44,560	1,671
American Funds Global Balanced Fund, Class R-6	25,909	1,045
Total balanced funds (cost: $2,613,000)		2,716
Fixed income funds 27.16%
American Funds Inflation Linked Bond Fund, Class R-6	114,845	1,086
American Funds Mortgage Fund, Class R-6	116,721	1,045
U.S. Government Securities Fund, Class R-6	86,050	1,045
Intermediate Bond Fund of America, Class R-6	55,758	710
American Funds Multi-Sector Income Fund, Class R-6	66,048	627
American Funds Strategic Bond Fund, Class R-6	44,643	418
Capital World Bond Fund, Class R-6	25,495	418
The Bond Fund of America, Class R-6	25,546	292
Total fixed income funds (cost: $5,565,000)		5,641
Total investment securities 100.60% (cost: $20,177,000)		20,893
Other assets less liabilities (0.60)%		(124)
Net assets 100.00%		$20,769

American Funds Insurance Series - Target Date Series	15

American Funds® IS 2035 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21.93%
AMCAP Fund, Class R-6 (a)	$73	$1,580	$439	$10	$30	$1,254	$—	$90
The Growth Fund of America, Class R-6	74	1,536	457	21	(4)	1,170	6	107
American Funds Global Insight Fund, Class R-6	49	943	293	17	78	794	9	—
SMALLCAP World Fund, Inc., Class R-6	49	955	289	11	26	752	7	28
New Perspective Fund, Class R-6	36	730	215	12	22	585	8	30
						4,555
Growth-and-income funds 30.38%
American Mutual Fund, Class R-6	86	1,830	488	13	21	1,462	22	79
Capital World Growth and Income Fund, Class R-6	86	1,851	547	24	48	1,462	23	117
Fundamental Investors, Class R-6	73	1,431	453	20	57	1,128	9	79
Washington Mutual Investors Fund, Class R-6	62	1,300	336	5	14	1,045	13	75
The Investment Company of America, Class R-6	49	1,008	281	12	6	794	8	67
International Growth and Income Fund, Class R-6	24	516	175	12	41	418	9	22
						6,309
Equity-income funds 8.05%
Capital Income Builder, Class R-6	49	1,049	308	12	34	836	22	37
The Income Fund of America, Class R-6	49	1,069	297	8	7	836	28	47
						1,672
Balanced funds 13.08%
American Balanced Fund, Class R-6	99	2,089	579	17	45	1,671	33	94
American Funds Global Balanced Fund, Class R-6	61	1,300	361	11	34	1,045	21	39
						2,716
Fixed income funds 27.16%
American Funds Inflation Linked Bond Fund, Class R-6	61	1,457	438	5	1	1,086	38	—
American Funds Mortgage Fund, Class R-6	62	1,408	452	3	24	1,045	33	—
U.S. Government Securities Fund, Class R-6	62	1,414	453	3	19	1,045	31	—
Intermediate Bond Fund of America, Class R-6	37	928	266	1	10	710	21	—
American Funds Multi-Sector Income Fund, Class R-6	37	828	244	1	5	627	27	—
American Funds Strategic Bond Fund, Class R-6 (c)	25	548	165	2	8	418	12	—
Capital World Bond Fund, Class R-6	24	547	165	2	10	418	13	—
The Bond Fund of America, Class R-6	—	354	64	— (d)	2	292	7	—
						5,641
Total 100.60%				$222	$538	$20,893	$400	$911

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(d)	Amount less than one thousand.
Refer to the notes to financial statements.

16	American Funds Insurance Series - Target Date Series

American Funds® IS 2030 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 14.75%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	43,887	$2,081
The Growth Fund of America, Class R-6	15,318	1,234
American Funds Global Insight Fund, Class R-6	40,881	1,160
New Perspective Fund, Class R-6	8,745	618
SMALLCAP World Fund, Inc., Class R-6	8,067	616
Total growth funds (cost: $5,727,000)		5,709
Growth-and-income funds 26.33%
Capital World Growth and Income Fund, Class R-6	36,779	2,629
American Mutual Fund, Class R-6	44,064	2,622
Washington Mutual Investors Fund, Class R-6	29,530	1,927
The Investment Company of America, Class R-6	18,488	1,158
Fundamental Investors, Class R-6	12,586	1,157
International Growth and Income Fund, Class R-6	15,641	698
Total growth-and-income funds (cost: $10,292,000)		10,191
Equity-income funds 9.00%
The Income Fund of America, Class R-6	71,094	1,857
Capital Income Builder, Class R-6	21,142	1,625
Total equity-income funds (cost: $3,507,000)		3,482
Balanced funds 12.80%
American Balanced Fund, Class R-6	82,484	3,094
American Funds Global Balanced Fund, Class R-6	46,159	1,861
Total balanced funds (cost: $4,984,000)		4,955
Fixed income funds 37.18%
The Bond Fund of America, Class R-6	244,740	2,802
American Funds Inflation Linked Bond Fund, Class R-6	262,556	2,484
American Funds Mortgage Fund, Class R-6	226,296	2,025
Intermediate Bond Fund of America, Class R-6	158,861	2,024
U.S. Government Securities Fund, Class R-6	160,308	1,946
American Funds Multi-Sector Income Fund, Class R-6	131,529	1,248
American Funds Strategic Bond Fund, Class R-6	91,217	854
Capital World Bond Fund, Class R-6	47,320	776
American High-Income Trust, Class R-6	23,624	234
Total fixed income funds (cost: $14,363,000)		14,393
Total investment securities 100.06% (cost: $38,873,000)		38,730
Other assets less liabilities (0.06)%		(22)
Net assets 100.00%		$38,708

American Funds Insurance Series - Target Date Series	17

American Funds® IS 2030 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14.75%
AMCAP Fund, Class R-6 (a)	$89	$2,661	$625	$(28)	$(16)	$2,081	$—	$110
The Growth Fund of America, Class R-6	59	1,673	419	(20)	(59)	1,234	6	110
American Funds Global Insight Fund, Class R-6	45	1,362	299	(3)	55	1,160	13	—
New Perspective Fund, Class R-6	30	791	193	(5)	(5)	618	8	30
SMALLCAP World Fund, Inc., Class R-6	30	800	212	(6)	4	616	6	22
						5,709
Growth-and-income funds 26.33%
Capital World Growth and Income Fund, Class R-6	104	3,345	760	(14)	(46)	2,629	27	203
American Mutual Fund, Class R-6	105	3,245	682	(13)	(33)	2,622	25	137
Washington Mutual Investors Fund, Class R-6	75	2,379	504	(10)	(13)	1,927	15	102
The Investment Company of America, Class R-6	45	1,466	304	(9)	(40)	1,158	7	90
Fundamental Investors, Class R-6	45	1,426	311	(8)	5	1,157	6	66
International Growth and Income Fund, Class R-6	30	864	226	4	26	698	10	35
						10,191
Equity-income funds 9.00%
The Income Fund of America, Class R-6	60	2,279	447	(2)	(33)	1,857	45	100
Capital Income Builder, Class R-6	60	1,978	423	(1)	11	1,625	29	69
						3,482
Balanced funds 12.80%
American Balanced Fund, Class R-6	120	3,831	815	(15)	(27)	3,094	46	161
American Funds Global Balanced Fund, Class R-6	74	2,290	498	(6)	1	1,861	24	66
						4,955
Fixed income funds 37.18%
The Bond Fund of America, Class R-6	105	3,433	752	(1)	17	2,802	48	—
American Funds Inflation Linked Bond Fund, Class R-6	89	3,085	651	3	(42)	2,484	83	—
American Funds Mortgage Fund, Class R-6	75	2,464	537	— (c)	23	2,025	36	—
Intermediate Bond Fund of America, Class R-6	75	2,466	532	1	14	2,024	33	—
U.S. Government Securities Fund, Class R-6	75	2,384	530	— (c)	17	1,946	33	—
American Funds Multi-Sector Income Fund, Class R-6	45	1,511	311	(4)	7	1,248	30	—
American Funds Strategic Bond Fund, Class R-6 (d)	30	1,032	215	1	6	854	15	—
Capital World Bond Fund, Class R-6	30	944	206	1	7	776	15	—
American High-Income Trust, Class R-6	—	261	28	— (c)	1	234	4	—
						14,393
Total 100.06%				$(135)	$(120)	$38,730	$564	$1,301

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

18	American Funds Insurance Series - Target Date Series

American Funds® IS 2025 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 5.38%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,625	$671
AMCAP Fund, Class R-6 (a)	13,108	622
Total growth funds (cost: $1,214,000)		1,293
Growth-and-income funds 23.49%
American Mutual Fund, Class R-6	24,120	1,435
Capital World Growth and Income Fund, Class R-6	19,424	1,388
Washington Mutual Investors Fund, Class R-6	18,320	1,195
The Investment Company of America, Class R-6	11,456	718
Fundamental Investors, Class R-6	7,801	717
International Growth and Income Fund, Class R-6	4,298	192
Total growth-and-income funds (cost: $5,510,000)		5,645
Equity-income funds 13.96%
The Income Fund of America, Class R-6	80,732	2,109
Capital Income Builder, Class R-6	16,211	1,246
Total equity-income funds (cost: $3,308,000)		3,355
Balanced funds 11.97%
American Balanced Fund, Class R-6	51,110	1,917
American Funds Global Balanced Fund, Class R-6	23,817	960
Total balanced funds (cost: $2,814,000)		2,877
Fixed income funds 45.15%
The Bond Fund of America, Class R-6	168,516	1,930
American Funds Inflation Linked Bond Fund, Class R-6	203,361	1,924
American Funds Mortgage Fund, Class R-6	161,810	1,448
Intermediate Bond Fund of America, Class R-6	113,591	1,447
U.S. Government Securities Fund, Class R-6	99,342	1,206
American Funds Multi-Sector Income Fund, Class R-6	101,889	967
American High-Income Trust, Class R-6	73,203	726
American Funds Strategic Bond Fund, Class R-6	77,074	721
Capital World Bond Fund, Class R-6	29,357	481
Total fixed income funds (cost: $10,752,000)		10,850
Total investment securities 99.95% (cost: $23,598,000)		24,020
Other assets less liabilities 0.05%		11
Net assets 100.00%		$24,031

American Funds Insurance Series - Target Date Series	19

American Funds® IS 2025 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5.38%
American Funds Global Insight Fund, Class R-6	$84	$927	$399	$4	$55	$671	$8	$—
AMCAP Fund, Class R-6 (a)	84	922	380	(12)	8	622	—	39
New Perspective Fund, Class R-6 (c)	3	—	3	1	(1)	—	—	—
SMALLCAP World Fund, Inc., Class R-6 (c)	3	—	3	— (d)	— (d)	—	—	—
The Growth Fund of America, Class R-6 (c)	3	—	3	1	(1)	—	—	—
						1,293
Growth-and-income funds 23.49%
American Mutual Fund, Class R-6	179	2,026	775	(4)	9	1,435	19	76
Capital World Growth and Income Fund, Class R-6	179	2,042	855	— (d)	22	1,388	19	108
Washington Mutual Investors Fund, Class R-6	150	1,697	655	(5)	8	1,195	13	73
The Investment Company of America, Class R-6	90	1,037	397	(8)	(4)	718	6	58
Fundamental Investors, Class R-6	89	1,022	413	(6)	25	717	5	45
International Growth and Income Fund, Class R-6	30	286	146	6	16	192	4	10
						5,645
Equity-income funds 13.96%
The Income Fund of America, Class R-6	240	2,973	1,114	8	2	2,109	61	114
Capital Income Builder, Class R-6	150	1,717	670	11	38	1,246	29	53
						3,355
Balanced funds 11.97%
American Balanced Fund, Class R-6	240	2,688	1,034	(6)	29	1,917	34	102
American Funds Global Balanced Fund, Class R-6	119	1,334	516	1	22	960	17	35
						2,877
Fixed income funds 45.15%
The Bond Fund of America, Class R-6	239	2,753	1,088	(9)	35	1,930	51	—
American Funds Inflation Linked Bond Fund, Class R-6	239	2,764	1,081	(1)	3	1,924	64	—
American Funds Mortgage Fund, Class R-6	180	2,046	810	(5)	37	1,448	39	—
Intermediate Bond Fund of America, Class R-6	180	2,044	797	(2)	22	1,447	36	—
U.S. Government Securities Fund, Class R-6	150	1,698	664	(5)	27	1,206	31	—
American Funds Multi-Sector Income Fund, Class R-6	119	1,357	513	(2)	6	967	36	—
American High-Income Trust, Class R-6	90	1,016	383	(2)	5	726	28	—
American Funds Strategic Bond Fund, Class R-6 (e)	90	1,007	392	2	14	721	17	—
Capital World Bond Fund, Class R-6	59	676	265	— (d)	11	481	13	—
						10,850
Total 99.95%				$(33)	$388	$24,020	$530	$713

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(d)	Amount less than one thousand.
(e)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

20	American Funds Insurance Series - Target Date Series

American Funds® IS 2020 Target Date Fund
Investment portfolio December 31, 2025

Growth funds 2.39%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	18,408	$522
AMCAP Fund, Class R-6 (a)	5,488	260
Total growth funds (cost: $701,000)		782
Growth-and-income funds 21.52%
American Mutual Fund, Class R-6	32,869	1,956
Capital World Growth and Income Fund, Class R-6	22,832	1,632
Washington Mutual Investors Fund, Class R-6	23,961	1,563
The Investment Company of America, Class R-6	15,609	978
Fundamental Investors, Class R-6	9,918	912
Total growth-and-income funds (cost: $6,756,000)		7,041
Equity-income funds 18.17%
The Income Fund of America, Class R-6	152,529	3,984
Capital Income Builder, Class R-6	25,495	1,960
Total equity-income funds (cost: $5,817,000)		5,944
Balanced funds 11.78%
American Balanced Fund, Class R-6	67,899	2,547
American Funds Global Balanced Fund, Class R-6	32,475	1,309
Total balanced funds (cost: $3,734,000)		3,856
Fixed income funds 46.19%
The Bond Fund of America, Class R-6	235,340	2,695
American Funds Inflation Linked Bond Fund, Class R-6	277,088	2,621
Intermediate Bond Fund of America, Class R-6	170,242	2,169
American Funds Mortgage Fund, Class R-6	220,463	1,973
American Funds Multi-Sector Income Fund, Class R-6	138,820	1,317
U.S. Government Securities Fund, Class R-6	108,282	1,315
American Funds Strategic Bond Fund, Class R-6	112,018	1,049
American High-Income Trust, Class R-6	99,736	989
Capital World Bond Fund, Class R-6	39,952	655
Short-Term Bond Fund of America, Class R-6	34,174	329
Total fixed income funds (cost: $15,083,000)		15,112
Total investment securities 100.05% (cost: $32,091,000)		32,735
Other assets less liabilities (0.05)%		(15)
Net assets 100.00%		$32,720

American Funds Insurance Series - Target Date Series	21

American Funds® IS 2020 Target Date Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.39%
American Funds Global Insight Fund, Class R-6	$215	$340	$92	$3	$56	$522	$6	$—
AMCAP Fund, Class R-6 (a)	107	197	53	— (c)	9	260	—	17
						782
Growth-and-income funds 21.52%
American Mutual Fund, Class R-6	646	1,518	250	3	39	1,956	25	104
Capital World Growth and Income Fund, Class R-6	536	1,305	267	— (c)	58	1,632	21	127
Washington Mutual Investors Fund, Class R-6	537	1,226	231	1	30	1,563	17	101
The Investment Company of America, Class R-6	322	790	147	— (c)	13	978	8	80
Fundamental Investors, Class R-6	321	708	170	1	52	912	6	58
International Growth and Income Fund, Class R-6 (d)	— (c)	— (c)	— (c)	— (c)	— (c)	—	— (c)	—
						7,041
Equity-income funds 18.17%
The Income Fund of America, Class R-6	1,294	3,109	470	4	47	3,984	116	215
Capital Income Builder, Class R-6	646	1,448	218	3	81	1,960	44	84
						5,944
Balanced funds 11.78%
American Balanced Fund, Class R-6	859	1,954	341	3	72	2,547	44	137
American Funds Global Balanced Fund, Class R-6	430	961	126	2	42	1,309	23	48
						3,856
Fixed income funds 46.19%
The Bond Fund of America, Class R-6	863	2,099	302	(8)	43	2,695	70	—
American Funds Inflation Linked Bond Fund, Class R-6	860	2,050	289	(3)	3	2,621	89	—
Intermediate Bond Fund of America, Class R-6	647	1,711	217	(5)	33	2,169	52	—
American Funds Mortgage Fund, Class R-6	647	1,512	226	(4)	44	1,973	53	—
American Funds Multi-Sector Income Fund, Class R-6	432	1,000	126	— (c)	11	1,317	49	—
U.S. Government Securities Fund, Class R-6	540	965	214	(10)	34	1,315	36	—
American Funds Strategic Bond Fund, Class R-6 (e)	322	809	104	(2)	24	1,049	23	—
American High-Income Trust, Class R-6	325	752	98	— (c)	10	989	38	—
Capital World Bond Fund, Class R-6	215	483	56	(2)	15	655	17	—
Short-Term Bond Fund of America, Class R-6	—	354	26	— (c)	1	329	5	—
						15,112
Total 100.05%				$(14)	$717	$32,735	$742	$971

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
(d)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(e)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

22	American Funds Insurance Series - Target Date Series

American Funds® IS 2015 Target Date Fund
Investment portfolio December 31, 2025

Growth-and-income funds 19.19%	Shares	Value (000)
American Mutual Fund, Class R-6	133,175	$7,925
Capital World Growth and Income Fund, Class R-6	88,339	6,315
Washington Mutual Investors Fund, Class R-6	83,921	5,475
The Investment Company of America, Class R-6	65,957	4,131
Fundamental Investors, Class R-6	27,208	2,501
Total growth-and-income funds (cost: $23,058,000)		26,347
Equity-income funds 20.12%
The Income Fund of America, Class R-6	732,138	19,123
Capital Income Builder, Class R-6	110,482	8,493
Total equity-income funds (cost: $25,877,000)		27,616
Balanced funds 10.65%
American Balanced Fund, Class R-6	257,909	9,674
American Funds Global Balanced Fund, Class R-6	122,866	4,954
Total balanced funds (cost: $13,333,000)		14,628
Fixed income funds 50.12%
Intermediate Bond Fund of America, Class R-6	1,015,715	12,940
The Bond Fund of America, Class R-6	1,106,151	12,665
American Funds Inflation Linked Bond Fund, Class R-6	1,132,289	10,712
American Funds Mortgage Fund, Class R-6	954,539	8,543
Short-Term Bond Fund of America, Class R-6	801,604	7,719
American Funds Strategic Bond Fund, Class R-6	586,134	5,486
American Funds Multi-Sector Income Fund, Class R-6	552,027	5,239
American High-Income Trust, Class R-6	333,470	3,308
Capital World Bond Fund, Class R-6	133,281	2,185
Total fixed income funds (cost: $68,823,000)		68,797
Total investment securities 100.08% (cost: $131,091,000)		137,388
Other assets less liabilities (0.08)%		(115)
Net assets 100.00%		$137,273

American Funds Insurance Series - Target Date Series	23

American Funds® IS 2015 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6 (b)(c)	$2	$—	$2	$1	$(1)	$—	$—	$—
American Funds Global Insight Fund, Class R-6 (c)	2	—	2	1	(1)	—	—	—
						—
Growth-and-income funds 19.19%
American Mutual Fund, Class R-6	4,504	3,341	365	(2)	447	7,925	130	433
Capital World Growth and Income Fund, Class R-6	3,737	3,077	1,112	4	609	6,315	107	509
Washington Mutual Investors Fund, Class R-6	2,995	2,462	237	(3)	258	5,475	75	413
The Investment Company of America, Class R-6	2,237	2,078	458	(7)	281	4,131	43	355
Fundamental Investors, Class R-6	1,486	1,158	434	5	286	2,501	23	178
						26,347
Equity-income funds 20.12%
The Income Fund of America, Class R-6	9,750	9,308	640	(1)	706	19,123	657	1,068
Capital Income Builder, Class R-6	4,494	3,651	275	— (d)	623	8,493	236	376
						27,616
Balanced funds 10.65%
American Balanced Fund, Class R-6	5,229	4,040	253	— (d)	658	9,674	197	545
American Funds Global Balanced Fund, Class R-6	2,990	1,862	253	3	352	4,954	118	186
						14,628
Fixed income funds 50.12%
Intermediate Bond Fund of America, Class R-6	6,817	6,336	454	(6)	247	12,940	432	—
The Bond Fund of America, Class R-6	6,817	6,124	538	(38)	300	12,665	448	—
American Funds Inflation Linked Bond Fund, Class R-6	6,044	4,859	359	(6)	174	10,712	375	—
American Funds Mortgage Fund, Class R-6	4,551	4,049	306	(23)	272	8,543	310	—
Short-Term Bond Fund of America, Class R-6	3,782	4,044	161	(2)	56	7,719	248	—
American Funds Strategic Bond Fund, Class R-6 (e)	3,024	2,419	156	(4)	203	5,486	142	—
American Funds Multi-Sector Income Fund, Class R-6	3,028	2,225	82	— (d)	68	5,239	269	—
American High-Income Trust, Class R-6	2,268	1,165	173	(1)	49	3,308	190	—
Capital World Bond Fund, Class R-6	1,504	677	75	(5)	84	2,185	80	—
U.S. Government Securities Fund, Class R-6 (c)	20	— (d)	21	1	— (d)	—	— (d)	—
						68,797
Total 100.08%				$(83)	$5,671	$137,388	$4,080	$4,063

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Non-income producing.
(c)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(d)	Amount less than one thousand.
(e)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

24	American Funds Insurance Series - Target Date Series

American Funds® IS 2010 Target Date Fund
Investment portfolio December 31, 2025

Growth-and-income funds 15.19%	Shares	Value (000)
American Mutual Fund, Class R-6	452,113	$26,905
Washington Mutual Investors Fund, Class R-6	343,706	22,424
Capital World Growth and Income Fund, Class R-6	220,204	15,740
The Investment Company of America, Class R-6	251,082	15,725
Fundamental Investors, Class R-6	49,269	4,529
Total growth-and-income funds (cost: $64,154,000)		85,323
Equity-income funds 25.20%
The Income Fund of America, Class R-6	3,912,550	102,196
Capital Income Builder, Class R-6	512,439	39,391
Total equity-income funds (cost: $123,606,000)		141,587
Balanced funds 8.63%
American Balanced Fund, Class R-6	1,050,174	39,392
American Funds Global Balanced Fund, Class R-6	226,074	9,115
Total balanced funds (cost: $40,129,000)		48,507
Fixed income funds 51.07%
Intermediate Bond Fund of America, Class R-6	5,041,670	64,231
The Bond Fund of America, Class R-6	5,020,203	57,481
Short-Term Bond Fund of America, Class R-6	4,953,600	47,703
American Funds Mortgage Fund, Class R-6	4,664,207	41,745
American Funds Inflation Linked Bond Fund, Class R-6	4,040,744	38,226
American Funds Strategic Bond Fund, Class R-6	2,533,478	23,714
American Funds Multi-Sector Income Fund, Class R-6	1,435,843	13,626
American High-Income Trust, Class R-6	11,486	114
Capital World Bond Fund, Class R-6	6,912	113
Total fixed income funds (cost: $299,103,000)		286,953
Total investment securities 100.09% (cost: $526,992,000)		562,370
Other assets less liabilities (0.09)%		(481)
Net assets 100.00%		$561,889

American Funds Insurance Series - Target Date Series	25

American Funds® IS 2010 Target Date Fund (continued)
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15.19%
American Mutual Fund, Class R-6	$28,038	$2,038	$5,428	$606	$1,651	$26,905	$536	$1,502
Washington Mutual Investors Fund, Class R-6	22,500	2,390	3,884	330	1,088	22,424	370	1,934
Capital World Growth and Income Fund, Class R-6	16,877	1,610	4,867	636	1,484	15,740	321	1,289
The Investment Company of America, Class R-6	16,844	1,821	4,489	773	776	15,725	206	1,416
Fundamental Investors, Class R-6	5,629	417	2,234	451	266	4,529	53	364
						85,323
Equity-income funds 25.20%
The Income Fund of America, Class R-6	101,699	9,921	16,731	501	6,806	102,196	4,127	5,793
Capital Income Builder, Class R-6	39,796	3,077	7,984	635	3,867	39,391	1,320	1,756
						141,587
Balanced funds 8.63%
American Balanced Fund, Class R-6	39,483	3,254	7,041	637	3,059	39,392	929	2,325
American Funds Global Balanced Fund, Class R-6	11,300	623	3,847	92	947	9,115	277	346
						48,507
Fixed income funds 51.07%
Intermediate Bond Fund of America, Class R-6	62,906	3,183	3,524	(155)	1,821	64,231	2,735	—
The Bond Fund of America, Class R-6	56,857	2,644	3,607	(552)	2,139	57,481	2,598	—
Short-Term Bond Fund of America, Class R-6	45,873	2,109	763	(6)	490	47,703	1,991	—
American Funds Mortgage Fund, Class R-6	39,639	1,909	1,378	(138)	1,713	41,745	1,909	—
American Funds Inflation Linked Bond Fund, Class R-6	40,025	1,361	4,559	(730)	2,129	38,226	1,361	—
American Funds Strategic Bond Fund, Class R-6 (b)	22,629	956	1,317	(54)	1,500	23,714	498	—
American Funds Multi-Sector Income Fund, Class R-6	17,334	993	4,923	62	160	13,626	993	—
American High-Income Trust, Class R-6	184	12	84	11	(9)	114	12	—
Capital World Bond Fund, Class R-6	181	7	83	— (c)	8	113	7	—
						286,953
Total 100.09%				$3,099	$29,895	$562,370	$20,243	$16,725

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Amount less than one thousand.
Refer to the notes to financial statements.

26	American Funds Insurance Series - Target Date Series

Financial statements
Statements of assets and liabilities at December 31, 2025
(dollars and shares in thousands, except per-share amounts)

		IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$1,390	$340	$785	$6,715	$11,383
	Receivables for:
	Sales of investments	—	—	—	—	—
	Sales of fund’s shares	1	23	3	8	14
	Dividends and capital gain distributions	1	— *	— *	1	3
	Total assets	1,392	363	788	6,724	11,400
	Liabilities:
	Payables for:
	Purchases of investments	1	— *	3	9	11
	Repurchases of fund’s shares	— *	—	1	251	12
	Insurance administrative fees	—	—	—	—	—
	Services provided by related parties	— *	— *	— *	— *	1
	Trustees’ deferred compensation	—	—	—	—	— *
	Total liabilities	1	— *	4	260	24
	Net assets at December 31, 2025	$1,391	$363	$784	$6,464	$11,376
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$1,318	$342	$736	$5,514	$9,981
	Total distributable earnings (accumulated loss)	73	21	48	950	1,395
	Net assets at December 31, 2025	$1,391	$363	$784	$6,464	$11,376
	Investment securities from affiliated issuers, at cost	$1,403	$334	$784	$6,246	$10,794

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,351	$315	$736	$6,416	$11,328
	Shares outstanding	107	23	51	426	768
	Net asset value per share	$12.70	$14.08	$14.50	$15.08	$14.76
Class 1A:	Net assets	$13	$16	$16	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.70	$14.08	$14.50	$15.08	$14.76
Class 2:	Net assets	$13	$16	$16	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.70	$14.08	$14.51	$15.09	$14.76
Class 4:	Net assets	$14	$16	$16	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.70	$14.08	$14.50	$15.08	$14.76

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	27

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$16,574	$18,937	$20,893	$38,730	$24,020
	Receivables for:
	Sales of investments	—	—	193	—	— *
	Sales of fund’s shares	36	5	4	1	14
	Dividends and capital gain distributions	4	7	15	39	31
	Total assets	16,614	18,949	21,105	38,770	24,065
	Liabilities:
	Payables for:
	Purchases of investments	5	10	15	39	32
	Repurchases of fund’s shares	—	36	319	23	— *
	Insurance administrative fees	—	— *	1	— *	1
	Services provided by related parties	1	— *	1	— *	1
	Trustees’ deferred compensation	— *	— *	— *	— *	— *
	Total liabilities	6	46	336	62	34
	Net assets at December 31, 2025	$16,608	$18,903	$20,769	$38,708	$24,031
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$14,568	$17,984	$18,735	$37,333	$22,681
	Total distributable earnings (accumulated loss)	2,040	919	2,034	1,375	1,350
	Net assets at December 31, 2025	$16,608	$18,903	$20,769	$38,708	$24,031
	Investment securities from affiliated issuers, at cost	$15,640	$19,098	$20,177	$38,873	$23,598

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,560	$18,475	$19,436	$38,175	$21,325
	Shares outstanding	1,127	1,260	1,410	2,743	1,599
	Net asset value per share	$14.69	$14.66	$13.79	$13.92	$13.34
Class 1A:	Net assets	$16	$15	$18	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$14.69	$14.66	$13.79	$13.92	$13.34
Class 2:	Net assets	$16	$16	$18	$17	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$14.69	$14.66	$13.79	$13.92	$13.34
Class 4:	Net assets	$16	$397	$1,297	$500	$2,674
	Shares outstanding	1	27	95	36	202
	Net asset value per share	$14.70	$14.63	$13.71	$13.87	$13.25

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

28	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$32,735	$137,388	$562,370
	Receivables for:
	Sales of investments	— *	20	60
	Sales of fund’s shares	5	—	—
	Dividends and capital gain distributions	43	196	842
	Total assets	32,783	137,604	563,272
	Liabilities:
	Payables for:
	Purchases of investments	47	196	842
	Repurchases of fund’s shares	— *	20	60
	Insurance administrative fees	11	82	353
	Services provided by related parties	5	32	125
	Trustees’ deferred compensation	— *	1	3
	Total liabilities	63	331	1,383
	Net assets at December 31, 2025	$32,720	$137,273	$561,889
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$30,824	$125,702	$501,928
	Total distributable earnings (accumulated loss)	1,896	11,571	59,961
	Net assets at December 31, 2025	$32,720	$137,273	$561,889
	Investment securities from affiliated issuers, at cost	$32,091	$131,091	$526,992

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$14,603	$46	$16
	Shares outstanding	1,140	4	2
	Net asset value per share	$12.81	$12.38	$11.92
Class 1A:	Net assets	$15	$15	$15
	Shares outstanding	1	1	1
	Net asset value per share	$12.81	$12.38	$11.92
Class 2:	Net assets	$15	$15	$15
	Shares outstanding	1	1	1
	Net asset value per share	$12.81	$12.38	$11.92
Class 4:	Net assets	$18,087	$137,197	$561,843
	Shares outstanding	1,427	11,189	47,480
	Net asset value per share	$12.68	$12.26	$11.83
*
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	29

Financial statements (continued)
Statements of operations for the year ended December 31, 2025
(dollars in thousands)

	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$13	$3	$7	$92	$159
Fees and expenses*:
Distribution services	— †	— †	— †	— †	— †
Insurance administrative services	—	— †	— †	— †	— †
Transfer agent services	—	—	—	— †	— †
Reports to shareholders	— †	— †	— †	1	1
Registration statement and prospectus	— †	— †	— †	— †	— †
Trustees’ compensation	—	—	—	— †	— †
Auditing and legal	— †	— †	— †	2	3
Custodian	— †	— †	— †	— †	1
Other	—	—	—	— †	— †
Total fees and expenses before waivers and/or reimbursements	— †	— †	— †	3	5
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—	—	— †	— †
Net investment income	13	3	7	89	154
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	— †	— †	(2)	21	54
Capital gain distributions received from affiliated issuers	76	15	43	411	666
	76	15	41	432	720
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(12)	— †	(1)	468	583
Net realized gain (loss) and unrealized appreciation (depreciation)	64	15	40	900	1,303
Net increase (decrease) in net assets resulting from operations	$77	$18	$47	$989	$1,457

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

30	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$238	$207	$400	$564	$530
Fees and expenses*:
Distribution services	— †	1	3	1	6
Insurance administrative services	— †	1	3	1	5
Transfer agent services	— †	— †	— †	— †	— †
Reports to shareholders	1	— †	2	2	2
Registration statement and prospectus	— †	— †	— †	— †	— †
Trustees’ compensation	— †	— †	— †	— †	— †
Auditing and legal	5	2	5	4	4
Custodian	1	— †	1	1	1
Other	— †	— †	— †	— †	— †
Total fees and expenses before waivers and/or reimbursements	7	4	14	9	18
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	— †	—	—	—	—
Net investment income	231	203	386	555	512
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	11	12	222	(135)	(33)
Capital gain distributions received from affiliated issuers	962	914	911	1,301	713
	973	926	1,133	1,166	680
Net unrealized appreciation (depreciation) on investments in affiliated issuers	928	(164)	538	(120)	388
Net realized gain (loss) and unrealized appreciation (depreciation)	1,901	762	1,671	1,046	1,068
Net increase (decrease) in net assets resulting from operations	$2,132	$965	$2,057	$1,601	$1,580

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	31

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$742	$4,080	$20,243
Fees and expenses*:
Distribution services	35	272	1,419
Insurance administrative services	36	271	1,419
Transfer agent services	— †	— †	— †
Reports to shareholders	2	13	77
Registration statement and prospectus	1	7	8
Trustees’ compensation	— †	— †	2
Auditing and legal	6	41	200
Custodian	2	10	61
Other	— †	— †	— †
Total fees and expenses before waivers and/or reimbursements	82	614	3,186
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	— †	6	7
Total fees and expenses after waivers and/or reimbursements	82	608	3,179
Net investment income	660	3,472	17,064
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	(14)	(83)	3,099
Capital gain distributions received from affiliated issuers	971	4,063	16,725
	957	3,980	19,824
Net unrealized appreciation (depreciation) on investments in affiliated issuers	717	5,671	29,895
Net realized gain (loss) and unrealized appreciation (depreciation)	1,674	9,651	49,719
Net increase (decrease) in net assets resulting from operations	$2,334	$13,123	$66,783
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

32	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	IS 2070 Fund		IS 2065 Fund		IS 2060 Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$13	$1	$3	$1	$7	$1
Net realized gain (loss)	76	4	15	3	41	7
Net unrealized appreciation (depreciation)	(12)	(1)	— †	3	(1)	(1)
Net increase in net assets resulting from operations	77	4	18	7	47	7
Distributions paid to shareholders	(7)	(1)	(5)	(3)	(7)	(3)
Net capital share transactions	1,233	85	298	3	609	86
Total increase (decrease) in net assets	1,303	88	311	7	649	90
Net assets:
Beginning of year	88	—	52	45	135	45
End of year	$1,391	$88	$363	$52	$784	$135

	IS 2055 Fund		IS 2050 Fund		IS 2045 Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$89	$2	$154	$1	$231	$1
Net realized gain (loss)	432	7	720	4	973	3
Net unrealized appreciation (depreciation)	468	(2)	583	3	928	3
Net increase in net assets resulting from operations	989	7	1,457	8	2,132	7
Distributions paid to shareholders	(47)	(3)	(71)	(3)	(101)	(2)
Net capital share transactions	5,369	104	9,937	3	13,284	1,243
Total increase (decrease) in net assets	6,311	108	11,323	8	15,315	1,248
Net assets:
Beginning of year	153	45	53	45	1,293	45
End of year	$6,464	$153	$11,376	$53	$16,608	$1,293

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	33

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2040 Fund		IS 2035 Fund		IS 2030 Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$203	$3	$386	$20	$555	$19
Net realized gain (loss)	926	12	1,133	167	1,166	47
Net unrealized appreciation (depreciation)	(164)	— †	538	(36)	(120)	(41)
Net increase in net assets resulting from operations	965	15	2,057	151	1,601	25
Distributions paid to shareholders	(60)	(4)	(373)	(73)	(256)	(10)
Net capital share transactions	17,722	220	17,859	(1,263)	35,734	1,117
Total increase (decrease) in net assets	18,627	231	19,543	(1,185)	37,079	1,132
Net assets:
Beginning of year	276	45	1,226	2,411	1,629	497
End of year	$18,903	$276	$20,769	$1,226	$38,708	$1,629

	IS 2025 Fund		IS 2020 Fund		IS 2015 Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$512	$58	$660	$182	$3,472	$1,637
Net realized gain (loss)	680	58	957	229	3,980	1,452
Net unrealized appreciation (depreciation)	388	28	717	(87)	5,671	323
Net increase in net assets resulting from operations	1,580	144	2,334	324	13,123	3,412
Distributions paid to shareholders	(334)	(46)	(616)	(120)	(4,192)	(1,400)
Net capital share transactions	19,637	1,221	20,246	6,532	53,120	33,540
Total increase (decrease) in net assets	20,883	1,319	21,964	6,736	62,051	35,552
Net assets:
Beginning of year	3,148	1,829	10,756	4,020	75,222	39,670
End of year	$24,031	$3,148	$32,720	$10,756	$137,273	$75,222

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

34	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2010 Fund
	Year ended December 31,
	2025	2024
Operations:
Net investment income (loss)	$17,064	$17,270
Net realized gain (loss)	19,824	12,229
Net unrealized appreciation (depreciation)	29,895	12,788
Net increase in net assets resulting from operations	66,783	42,287
Distributions paid to shareholders	(28,820)	(18,131)
Net capital share transactions	(43,376)	(5,459)
Total increase (decrease) in net assets	(5,413)	18,697
Net assets:
Beginning of year	567,302	548,605
End of year	$561,889	$567,302
*
For the period May 1, 2024, commencement of operations, through December 31, 2024.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	35

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company with 42 different funds (the “funds“), including 13 funds in the American Funds Insurance Series — Target Date Series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 29 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.
Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

36	American Funds Insurance Series - Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of December 31, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Insurance Series - Target Date Series	37

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

38	American Funds Insurance Series - Target Date Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting, and recordkeeping requirements, and may be more difficult to value than those in the U.S.  In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

American Funds Insurance Series - Target Date Series	39

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

40	American Funds Insurance Series - Target Date Series

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments,there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, and capital losses related to sales of certain securities within 30 days of purchase.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series - Target Date Series	41

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Undistributed ordinary income	$10	$—	$6	$81	$162	$162
Undistributed long-term capital gains	76	15	42	407	663	955
Gross unrealized appreciation on investments	5	6	5	462	570	924
Gross unrealized depreciation on investments	(18)	— *	(5)	— *	— *	(1)
Net unrealized appreciation (depreciation) on investments	(13)	6	— *	462	570	923
Cost of investments	1,403	334	785	6,253	10,813	15,651
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	—	(1)

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Undistributed ordinary income	$171	$435	$355	$276	$373	$1,523
Undistributed long-term capital gains	914	907	1,185	664	958	4,028
Gross unrealized appreciation on investments	74	692	170	424	637	6,530
Gross unrealized depreciation on investments	(241)	(1)	(334)	(13)	(73)	(510)
Net unrealized appreciation (depreciation) on investments	(167)	691	(164)	411	564	6,020
Cost of investments	19,104	20,202	38,894	23,609	32,171	131,368
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	1	2	—	1

IS 2010 Fund
Undistributed ordinary income	$6,370
Undistributed long-term capital gains	19,047
Gross unrealized appreciation on investments	47,740
Gross unrealized depreciation on investments	(13,192)
Net unrealized appreciation (depreciation) on investments	34,548
Cost of investments	527,822
*Amount less than one thousand.

42	American Funds Insurance Series - Target Date Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
IS 2070 Fund
	Year ended December 31, 2025			For the period May 1, 2024* through December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3	$3	$6	$1	$— †	$1
Class 1A	— †	1	1	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	— †	— †	— †	— †	— †
Total	$3	$4	$7	$1	$— †	$1
IS 2065 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2	$2	$4	$1	$1	$2
Class 1A	— †	— †	— †	— †	1	1
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	1	1	— †	— †	— †
Total	$2	$3	$5	$1	$2	$3
IS 2060 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$5	$6	$1	$1	$2
Class 1A	— †	1	1	— †	1	1
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	— †	— †	— †	— †	— †
Total	$1	$6	$7	$1	$2	$3
IS 2055 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$40	$7	$47	$1	$1	$2
Class 1A	— †	— †	— †	— †	1	1
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	— †	— †	— †	— †	— †
Total	$40	$7	$47	$1	$2	$3
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	43

IS 2050 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$68	$3	$71	$1	$1	$2
Class 1A	— †	— †	— †	— †	1	1
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	— †	— †	— †	— †	— †
Total	$68	$3	$71	$1	$2	$3
IS 2045 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$98	$3	$101	$1	$1	$2
Class 1A	— †	— †	— †	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	— †	— †	— †	— †	— †	— †
Total	$98	$3	$101	$1	$1	$2
IS 2040 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$49	$10	$59	$— †	$— †	$— †
Class 1A	— †	— †	— †	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	—	1	1	3	1	4
Total	$49	$11	$60	$3	$1	$4
IS 2035 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$296	$56	$352	$2	$— †	$2
Class 1A	— †	— †	— †	1	— †	1
Class 2	— †	— †	— †	— †	1	1
Class 4	16	5	21	31	38	69
Total	$312	$61	$373	$34	$39	$73
Refer to the end of the table(s) for footnote(s).

44	American Funds Insurance Series - Target Date Series

IS 2030 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$212	$41	$253	$6	$—	$6
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	1	2	3	4	—	4
Total	$213	$43	$256	$10	$—	$10
IS 2025 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$264	$38	$302	$11	$—	$11
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	23	9	32	35	—	35
Total	$287	$47	$334	$46	$—	$46
IS 2020 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$188	$43	$231	$1	$—	$1
Class 1A	— †	— †	— †	— †	—	— †
Class 2	— †	— †	— †	— †	—	— †
Class 4	227	158	385	119	—	119
Total	$415	$201	$616	$120	$—	$120
IS 2015 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$— †	$1	$1	$— †	$1
Class 1A	1	— †	1	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	2,745	1,445	4,190	1,271	128	1,399
Total	$2,747	$1,445	$4,192	$1,272	$128	$1,400
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	45

IS 2010 Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— †	$1
Class 1A	— †	— †	— †	— †	— †	— †
Class 2	— †	— †	— †	— †	— †	— †
Class 4	17,017	11,801	28,818	16,362	1,768	18,130
Total	$17,018	$11,802	$28,820	$16,363	$1,768	$18,131
*
Commencement of operations.
†
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25
Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

46	American Funds Insurance Series - Target Date Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
IS 2070 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	— *	Not applicable
Class 4	—	—
Total class-specific expenses	$— *	$—
IS 2065 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2060 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
IS 2055 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

IS 2050 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *
Refer to the next page for footnote(s).
IS 2045 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$— *
Class 2	—	Not applicable
Class 4	— *	— *
Total class-specific expenses	$— *	$— *

American Funds Insurance Series - Target Date Series	47

IS 2040 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2035 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	3	3
Total class-specific expenses	$3	$3

IS 2030 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2025 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	6	5
Total class-specific expenses	$6	$5

IS 2020 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	35	36
Total class-specific expenses	$35	$36
IS 2015 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	272	271
Total class-specific expenses	$272	$271

IS 2010 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1,419	1,419
Total class-specific expenses	$1,419	$1,419
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for some of the funds in the series. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $13,000.  CRMC does not intend to recoup these reimbursements. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

48	American Funds Insurance Series - Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
IS 2070 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$1,242	102	$6	1	$(15)	(1)	$1,233	102
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$1,242	102	$6	1	$(15)	(1)	$1,233	102
Year ended May 1, 2024† through December 31, 2024
Class 1	$54	5	$1	— *	$— *	— *	$55	5
Class 1A	10	1	— *	— *	—	—	10	1
Class 2	10	1	— *	— *	—	—	10	1
Class 4	10	1	— *	— *	—	—	10	1
Total net increase (decrease)	$84	8	$1	— *	$— *	— *	$85	8
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	49

IS 2065 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$314	23	$3	1	$(22)	(2)	$295	22
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$314	23	$6	1	$(22)	(2)	$298	22
Year ended December 31, 2024
Class 1	$—	—	$1	— *	$—	—	$1	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$—	—	$3	— *	$—	—	$3	— *
IS 2060 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$941	66	$7	1	$(339)	(24)	$609	43
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$941	66	$7	1	$(339)	(24)	$609	43
Year ended December 31, 2024
Class 1	$83	7	$3	— *	$— *	— *	$86	7
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$83	7	$3	— *	$— *	— *	$86	7
IS 2055 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$6,976	533	$46	4	$(1,653)	(120)	$5,369	417
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$6,976	533	$46	4	$(1,653)	(120)	$5,369	417
Year ended December 31, 2024
Class 1	$101	8	$3	— *	$— *	— *	$104	8
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$101	8	$3	— *	$— *	— *	$104	8
Refer to the end of the table(s) for footnote(s).

50	American Funds Insurance Series - Target Date Series

IS 2050 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$12,361	947	$70	5	$(2,494)	(185)	$9,937	767
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$12,361	947	$70	5	$(2,494)	(185)	$9,937	767
Year ended December 31, 2024
Class 1	$1	— *	$1	— *	$— *	— *	$2	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	1	— *	—	—	1	— *
Total net increase (decrease)	$1	— *	$2	— *	$— *	— *	$3	— *
IS 2045 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$14,244	1,094	$102	7	$(1,062)	(77)	$13,284	1,024
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$14,244	1,094	$102	7	$(1,062)	(77)	$13,284	1,024
Year ended December 31, 2024
Class 1	$1,242	102	$1	— *	$— *	— *	$1,243	102
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	— *	— *	—	—	— *	— *
Total net increase (decrease)	$1,242	102	$1	— *	$— *	— *	$1,243	102
IS 2040 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$19,749	1,409	$59	4	$(2,195)	(154)	$17,613	1,259
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	132	9	1	—	(24)	(2)	109	7
Total net increase (decrease)	$19,881	1,418	$60	4	$(2,219)	(156)	$17,722	1,266
Year ended December 31, 2024
Class 1	$2	—	$— *	— *	$— *	— *	$2	— *
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	217	19	3	— *	(2)	— *	218	19
Total net increase (decrease)	$219	19	$3	— *	$(2)	— *	$220	19
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	51

IS 2035 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$26,450	2,059	$353	26	$(8,981)	(684)	$17,822	1,401
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	110	9	20	2	(93)	(8)	37	3
Total net increase (decrease)	$26,560	2,068	$373	28	$(9,074)	(692)	$17,859	1,404
Year ended December 31, 2024
Class 1	$88	8	$2	— *	$— *	— *	$90	8
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	—	—	69	6	(1,424)	(123)	(1,355)	(117)
Total net increase (decrease)	$88	8	$73	6	$(1,424)	(123)	$(1,263)	(109)
IS 2030 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$46,088	3,470	$253	19	$(10,573)	(840)	$35,768	2,649
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	—	—	3	— *	(37)	(3)	(34)	(3)
Total net increase (decrease)	$46,088	3,470	$256	19	$(10,610)	(843)	$35,734	2,646
Year ended December 31, 2024
Class 1	$1,143	92	$6	1	$— *	— *	$1,149	93
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	21	2	4	—	(57)	(5)	(32)	(3)
Total net increase (decrease)	$1,164	94	$10	1	$(57)	(5)	$1,117	90
IS 2025 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$32,126	2,533	$302	23	$(13,092)	(1,042)	$19,336	1,514
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	616	47	32	2	(347)	(27)	301	22
Total net increase (decrease)	$32,742	2,580	$334	25	$(13,439)	(1,069)	$19,637	1,536
Year ended December 31, 2024
Class 1	$998	83	$11	1	$— *	— *	$1,009	84
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	450	39	35	3	(273)	(25)	212	17
Total net increase (decrease)	$1,448	122	$46	4	$(273)	(25)	$1,221	101
Refer to the end of the table(s) for footnote(s).

52	American Funds Insurance Series - Target Date Series

IS 2020 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$17,302	1,377	$230	18	$(3,258)	(257)	$14,274	1,138
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	6,385	526	385	32	(798)	(66)	5,972	492
Total net increase (decrease)	$23,687	1,903	$615	50	$(4,056)	(323)	$20,246	1,630
Year ended December 31, 2024
Class 1	$5	1	$— *	— *	$— *	— *	$5	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	6,641	574	120	11	(234)	(21)	6,527	564
Total net increase (decrease)	$6,646	575	$120	11	$(234)	(21)	$6,532	565
IS 2015 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$25	2	$1	— *	$— *	— *	$26	2
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	55,106	4,678	4,189	351	(6,203)	(519)	53,092	4,510
Total net increase (decrease)	$55,131	4,680	$4,192	351	$(6,203)	(519)	$53,120	4,512
Year ended December 31, 2024
Class 1	$5	1	$— *	— *	$— *	— *	$5	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	35,595	3,156	1,400	125	(3,460)	(314)	33,535	2,967
Total net increase (decrease)	$35,600	3,157	$1,400	125	$(3,460)	(314)	$33,540	2,968
IS 2010 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$1	— *	$1	— *	$— *	— *	$2	— *
Class 1A	—	—	1	— *	—	—	1	— *
Class 2	—	—	1	— *	—	—	1	— *
Class 4	1,152	100	28,816	2,507	(73,348)	(6,337)	(43,380)	(3,730)
Total net increase (decrease)	$1,153	100	$28,819	2,507	$(73,348)	(6,337)	$(43,376)	(3,730)
Year ended December 31, 2024
Class 1	$— *	— *	$— *	1	$—	—	$— *	1
Class 1A	—	—	— *	— *	—	—	— *	— *
Class 2	—	—	— *	— *	—	—	— *	— *
Class 4	26,991	2,518	18,131	1,649	(50,581)	(4,558)	(5,459)	(391)
Total net increase (decrease)	$26,991	2,518	$18,131	1,650	$(50,581)	(4,558)	$(5,459)	(390)
*
Amount less than one thousand.
†
Commencement of operations.

American Funds Insurance Series - Target Date Series	53

9. Ownership concentration

At December 31, 2025, CRMC held aggregate ownership of 17% of the outstanding shares of IS 2065 Fund. The ownership percentages represent the seed money invested in the funds when they began operations. IS 2060 Fund and IS 2065 Fund began operations on May 1, 2023. IS 2070 Fund began operations on May 1, 2024.
10. Investment transactions

Each fund engaged in purchases and sales of investment securities of affiliated issuers during the year ended December 31, 2025, as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Purchases of investment securities*	$1,328	$315	$995	$7,303	$13,120	$15,356
Sales of investment securities*	14	22	337	1,225	2,422	1,010

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Purchases of investment securities*	$20,925	$26,672	$47,969	$34,035	$25,290	$62,876
Sales of investment securities*	2,108	7,765	10,478	13,358	4,018	6,313

IS 2010 Fund
Purchases of investment securities*	$38,329
Sales of investment securities*	76,288
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

54	American Funds Insurance Series - Target Date Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2070 Fund
Class 1:
12/31/2025	$10.97	$.34	$1.85	$2.19	$(.03 )	$(.43 )	$(.46 )	$12.70	20.45%	$1	.03%	.03%	.42%	2.77%
12/31/2024[6,7]	10.00	.27	.84	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [8]	— [9]	.73 [10]	.06 [10]	.43 [10]	3.70 [10]
Class 1A:
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [9]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,7]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [8,11]	— [9]	.27 [10,11]	.06 [10,11]	.43 [10,11]	1.80 [10,11]
Class 2:
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [9]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,7]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [8,11]	— [9]	.27 [10,11]	.06 [10,11]	.43 [10,11]	1.80 [10,11]
Class 4:
12/31/2025	10.97	.18	2.01	2.19	(.03 )	(.43 )	(.46 )	12.70	20.45 [11]	— [9]	.04 [11]	.04 [11]	.43 [11]	1.52 [11]
12/31/2024[6,7]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [8,11]	— [9]	.27 [10,11]	.06 [10,11]	.43 [10,11]	1.81 [10,11]
IS 2065 Fund
Class 1:
12/31/2025	$12.28	$.39	$2.07	$2.46	$(.10 )	$(.56 )	$(.66 )	$14.08	20.61%	$— [9]	.05%	.05%	.44%	2.91%
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92	— [9]	.34	.06	.43	1.47
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8]	— [9]	.03 [10]	.03 [10]	.41 [10]	2.21 [10]
Class 1A:
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.61 [11]	— [9]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [9]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.21 [10,11]
Class 2:
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.60 [11]	— [9]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [9]	.34 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.22 [10,11]
Class 4:
12/31/2025	12.28	.20	2.26	2.46	(.10 )	(.56 )	(.66 )	14.08	20.61 [11]	— [9]	.05 [11]	.05 [11]	.44 [11]	1.50 [11]
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [11]	— [9]	.34 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.21 [10,11]
IS 2060 Fund
Class 1:
12/31/2025	$12.40	$.34	$2.19	$2.53	$(.02 )	$(.41 )	$(.43 )	$14.50	20.90%	$1	.04%	.04%	.41%	2.47%
12/31/2024	11.12	.42	1.30	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62	— [9]	.47	.06	.43	3.42
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8]	— [9]	.03 [10]	.03 [10]	.41 [10]	2.21 [10]
Class 1A:
12/31/2025	12.40	.20	2.33	2.53	(.02 )	(.41 )	(.43 )	14.50	20.90 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [9]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.21 [10,11]
Class 2:
12/31/2025	12.40	.20	2.34	2.54	(.02 )	(.41 )	(.43 )	14.51	20.98 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.61 [11]	— [9]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.22 [10,11]
Class 4:
12/31/2025	12.40	.20	2.33	2.53	(.02 )	(.41 )	(.43 )	14.50	20.90 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.50 [11]
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [11]	— [9]	.17 [11]	.06 [11]	.43 [11]	1.47 [11]
12/31/2023[6,12]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.21 [10,11]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	55

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2055 Fund
Class 1:
12/31/2025	$12.42	$.22	$2.55	$2.77	$(.09 )	$(.02 )	$(.11 )	$15.08	22.28%	$6	.06%	.06%	.43%	1.64%
12/31/2024	11.10	.45	1.30	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90	— [9]	.45	.06	.43	3.64
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [8]	— [9]	.03 [10]	.03 [10]	.41 [10]	2.23 [10]
Class 1A:
12/31/2025	12.42	.21	2.56	2.77	(.09 )	(.02 )	(.11 )	15.08	22.28 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [9]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.23 [10,11]
Class 2:
12/31/2025	12.42	.21	2.57	2.78	(.09 )	(.02 )	(.11 )	15.09	22.36 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [9]	.16 [11]	.06 [11]	.43 [11]	1.49 [11]
12/31/2023[6,12]	10.00	.16	1.12	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.24 [10,11]
Class 4:
12/31/2025	12.42	.21	2.56	2.77	(.09 )	(.02 )	(.11 )	15.08	22.28 [11]	— [9]	.06 [11]	.06 [11]	.43 [11]	1.52 [11]
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [11]	— [9]	.16 [11]	.06 [11]	.43 [11]	1.48 [11]
12/31/2023[6,12]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.41 [10,11]	2.23 [10,11]
IS 2050 Fund
Class 1:
12/31/2025	$12.18	$.24	$2.43	$2.67	$(.09 )	$— [13]	$(.09 )	$14.76	21.94%	$11	.06%	.06%	.42%	1.82%
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80	— [9]	.34	.06	.42	1.60
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [8]	— [9]	.03 [10]	.03 [10]	.40 [10]	2.34 [10]
Class 1A:
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76 [9]	21.94 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.40 [10,11]	2.33 [10,11]
Class 2:
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76 [9]	21.94 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.58 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.40 [10,11]	2.33 [10,11]
Class 4:
12/31/2025	12.18	.22	2.45	2.67	(.09 )	— [13]	(.09 )	14.76 [9]	21.94 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.64 [11]
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.59 [11]
12/31/2023[6,12]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.40 [10,11]	2.33 [10,11]
Refer to the end of the table(s) for footnote(s).

56	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2045 Fund
Class 1:
12/31/2025	$12.16	$.27	$2.35	$2.62	$(.09 )	$— [13]	$(.09 )	$14.69	21.55%	$17	.06%	.06%	.42%	1.98%
12/31/2024	11.02	.16	1.58	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87	1.34		.06	.42	1.71
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [8]	— [9]	.03 [10]	.03 [10]	.39 [10]	2.44 [10]
Class 1A:
12/31/2025	12.16	.23	2.39	2.62	(.09 )	— [13]	(.09 )	14.69	21.55 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.44 [10,11]
Class 2:
12/31/2025	12.16	.23	2.39	2.62	(.09 )	— [13]	(.09 )	14.69	21.55 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.44 [10,11]
Class 4:
12/31/2025	12.16	.23	2.40	2.63	(.09 )	— [13]	(.09 )	14.70	21.63 [11]	— [9]	.06 [11]	.06 [11]	.42 [11]	1.73 [11]
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [11]	— [9]	.34 [11]	.06 [11]	.42 [11]	1.69 [11]
12/31/2023[6,12]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.45 [10,11]
IS 2040 Fund
Class 1:
12/31/2025	$12.21	$.41	$2.11	$2.52	$(.04 )	$(.03 )	$(.07 )	$14.66	20.66%	$19	.04%	.04%	.39%	3.02%
12/31/2024	10.97	.22	1.41	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04	— [9]	.11	.06	.41	1.88
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [8]	— [9]	.03 [10]	.03 [10]	.39 [10]	2.53 [10]
Class 1A:
12/31/2025	12.21	.26	2.26	2.52	(.04 )	(.03 )	(.07 )	14.66	20.66 [11]	— [9]	.05 [11]	.05 [11]	.40 [11]	1.93 [11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [9]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.53 [10,11]
Class 2:
12/31/2025	12.21	.26	2.26	2.52	(.04 )	(.03 )	(.07 )	14.66	20.66 [11]	— [9]	.05 [11]	.05 [11]	.40 [11]	1.93 [11]
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [11]	— [9]	.11 [11]	.06 [11]	.41 [11]	1.81 [11]
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.53 [10,11]
Class 4:
12/31/2025	12.21	.22	2.23	2.45	—	(.03 )	(.03 )	14.63	20.10	— [9]	.54	.54	.89	1.63
12/31/2024	10.97	.23	1.38	1.61	(.13 )	(.24 )	(.37 )	12.21	14.77	— [9]	.61	.51	.86	1.85
12/31/2023[6,12]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [8,11]	— [9]	.03 [10,11]	.03 [10,11]	.39 [10,11]	2.54 [10,11]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	57

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2035 Fund
Class 1:
12/31/2025	$11.96	$.36	$1.74	$2.10	$(.14 )	$(.13 )	$(.27 )	$13.79	17.73%	$20	.06%	.06%	.39%	2.78%
12/31/2024	11.43	.46	.94	1.40	(.39 )	(.48 )	(.87 )	11.96	12.60	— [9]	.09	.06	.40	3.88
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01	— [9]	.04	.04	.38	2.31
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)	— [9]	.03	.03	.37	2.04
12/31/2021	11.39	.17	1.58	1.75	(.10 )	(.11 )	(.21 )	12.93	15.46	— [9]	4.86	.06	.40	1.40
Class 1A:
12/31/2025	11.95	.32	1.79	2.11	(.14 )	(.13 )	(.27 )	13.79	17.83 [11]	— [9]	.07 [11]	.07 [11]	.40 [11]	2.46 [11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [9]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [9]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [9]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [9]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
Class 2:
12/31/2025	11.95	.32	1.79	2.11	(.14 )	(.13 )	(.27 )	13.79	17.83 [11]	— [9]	.07 [11]	.07 [11]	.40 [11]	2.46 [11]
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [11]	— [9]	.10 [11]	.06 [11]	.40 [11]	2.26 [11]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [11]	— [9]	.04 [11]	.04 [11]	.38 [11]	2.31 [11]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[11]	— [9]	.03 [11]	.03 [11]	.37 [11]	2.04 [11]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [11]	— [9]	4.86 [11]	.06 [11]	.40 [11]	1.40 [11]
Class 4:
12/31/2025	11.90	.25	1.77	2.02	(.08 )	(.13 )	(.21 )	13.71	17.13	1.56		.56	.89	1.97
12/31/2024	11.36	.17	1.16	1.33	(.31 )	(.48 )	(.79 )	11.90	12.04	1.58		.55	.89	1.48
12/31/2023	9.90	.21	1.42	1.63	(.11 )	(.06 )	(.17 )	11.36	16.51	2.54		.54	.88	2.00
12/31/2022	12.92	.28	(2.47)	(2.19)	(.07 )	(.76 )	(.83 )	9.90	(16.79)	1.50		.50	.84	2.70
12/31/2021	11.39	.12	1.58	1.70	(.06 )	(.11 )	(.17 )	12.92	14.99	— [9]	5.31	.49	.83	.97
IS 2030 Fund
Class 1:
12/31/2025	$12.11	$.49	$1.46	$1.95	$(.09 )	$(.05 )	$(.14 )	$13.92	16.09%	$38	.04%	.04%	.35%	3.75%
12/31/2024	11.08	1.15	.05	1.20	(.17 )	—	(.17 )	12.11	10.87	1.02		.02	.34	9.68
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37	— [9]	.04	.04	.37	2.58
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)	— [9]	.04	.04	.36	2.29
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07	— [9]	2.53	.06	.38	1.59
Class 1A:
12/31/2025	12.10	.37	1.59	1.96	(.09 )	(.05 )	(.14 )	13.92	16.19 [11]	— [9]	.06 [11]	.06 [11]	.37 [11]	2.83 [11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.78 [11]	— [9]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [9]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [9]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [9]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
Class 2:
12/31/2025	12.10	.37	1.59	1.96	(.09 )	(.05 )	(.14 )	13.92	16.09 [11]	— [9]	.06 [11]	.06 [11]	.37 [11]	2.83 [11]
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.87 [11]	— [9]	.09 [11]	.07 [11]	.39 [11]	2.55 [11]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [11]	— [9]	.04 [11]	.04 [11]	.37 [11]	2.58 [11]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[11]	— [9]	.04 [11]	.04 [11]	.36 [11]	2.29 [11]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [11]	— [9]	2.53 [11]	.06 [11]	.38 [11]	1.59 [11]
Class 4:
12/31/2025	12.06	.30	1.58	1.88	(.02 )	(.05 )	(.07 )	13.87	15.62	1.54		.54	.85	2.32
12/31/2024	11.04	.24	.89	1.13	(.11 )	—	(.11 )	12.06	10.30	1.57		.55	.87	2.05
12/31/2023	9.92	.22	1.14	1.36	(.23 )	(.01 )	(.24 )	11.04	13.79	— [9]	.53	.53	.86	2.08
12/31/2022	12.40	.25	(2.10)	(1.85)	(.11 )	(.52 )	(.63 )	9.92	(14.87)	— [9]	.52	.52	.84	2.38
12/31/2021	11.14	.13	1.27	1.40	(.07 )	(.07 )	(.14 )	12.40	12.55	— [9]	2.93	.53	.85	1.10
Refer to the end of the table(s) for footnote(s).

58	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2025 Fund
Class 1:
12/31/2025	$11.83	$.48	$1.26	$1.74	$(.18 )	$(.05 )	$(.23 )	$13.34	14.79%	$21	.05%	.05%	.35%	3.80%
12/31/2024	11.08	.94	.07	1.01	(.26 )	—	(.26 )	11.83	9.13	1.06		.06	.37	8.35
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90	— [9]	.04	.04	.35	2.95
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)	— [9]	.04	.04	.35	2.63
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42	— [9]	1.26	.06	.37	1.77
Class 1A:
12/31/2025	11.83	.42	1.32	1.74	(.18 )	(.05 )	(.23 )	13.34	14.79 [11]	— [9]	.06 [11]	.06 [11]	.36 [11]	3.29 [11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [9]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [9]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [9]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [9]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
Class 2:
12/31/2025	11.83	.42	1.32	1.74	(.18 )	(.05 )	(.23 )	13.34	14.79 [11]	— [9]	.06 [11]	.06 [11]	.36 [11]	3.29 [11]
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [11]	— [9]	.06 [11]	.06 [11]	.37 [11]	3.05 [11]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [11]	— [9]	.04 [11]	.04 [11]	.35 [11]	2.95 [11]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[11]	— [9]	.04 [11]	.04 [11]	.35 [11]	2.63 [11]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [11]	— [9]	1.26 [11]	.06 [11]	.37 [11]	1.77 [11]
Class 4:
12/31/2025	11.76	.34	1.32	1.66	(.12 )	(.05 )	(.17 )	13.25	14.20	3.56		.56	.86	2.72
12/31/2024	11.03	.31	.63	.94	(.21 )	—	(.21 )	11.76	8.52	2.56		.56	.87	2.64
12/31/2023	10.13	.27	.88	1.15	(.25 )	—	(.25 )	11.03	11.40	2.54		.54	.85	2.57
12/31/2022	12.22	.24	(1.87)	(1.63)	(.16 )	(.30 )	(.46 )	10.13	(13.25)	1.54		.54	.85	2.21
12/31/2021	11.16	.18	1.02	1.20	(.06 )	(.08 )	(.14 )	12.22	10.77	1	1.35	.55	.86	1.48
IS 2020 Fund
Class 1:
12/31/2025	$11.55	$.58	$1.06	$1.64	$(.23 )	$(.15 )	$(.38 )	$12.81	14.30%	$15	.04%	.04%	.33%	4.71%
12/31/2024	10.80	.39	.57	.96	(.21 )	—	(.21 )	11.55	8.96	— [9]	.06	.06	.36	3.46
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38	— [9]	.04	.04	.34	3.19
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)	— [9]	.05	.05	.34	2.94
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68	— [9]	.68	.06	.35	2.09
Class 1A:
12/31/2025	11.56	.42	1.21	1.63	(.23 )	(.15 )	(.38 )	12.81	14.20 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2024	10.80	.37	.60	.97	(.21 )	—	(.21 )	11.56	9.06 [11]	— [9]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [9]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [9]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.95	.24	.92	1.16	(.09 )	(.05 )	(.14 )	11.97	10.58 [11]	— [9]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
Class 2:
12/31/2025	11.55	.42	1.22	1.64	(.23 )	(.15 )	(.38 )	12.81	14.30 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2024	10.80	.37	.59	.96	(.21 )	—	(.21 )	11.55	8.96 [11]	— [9]	.06 [11]	.06 [11]	.36 [11]	3.25 [11]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [11]	— [9]	.04 [11]	.04 [11]	.34 [11]	3.19 [11]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[11]	— [9]	.05 [11]	.05 [11]	.34 [11]	2.94 [11]
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68 [11]	— [9]	.68 [11]	.06 [11]	.35 [11]	2.09 [11]
Class 4:
12/31/2025	11.46	.37	1.18	1.55	(.18 )	(.15 )	(.33 )	12.68	13.64	18.57		.57	.86	3.04
12/31/2024	10.74	.37	.53	.90	(.18 )	—	(.18 )	11.46	8.45	11.55		.55	.85	3.25
12/31/2023	10.01	.28	.70	.98	(.25 )	—	(.25 )	10.74	9.87	4.53		.53	.83	2.75
12/31/2022	11.91	.26	(1.63)	(1.37)	(.22 )	(.31 )	(.53 )	10.01	(11.51)	3.55		.55	.84	2.42
12/31/2021	10.92	.23	.87	1.10	(.06 )	(.05 )	(.11 )	11.91	10.10	3.94		.56	.85	1.96
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series - Target Date Series	59

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[3]	Ratio of expenses to average net assets after reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2015 Fund
Class 1:
12/31/2025	$11.35	$.47	$1.03	$1.50	$(.31 )	$(.16 )	$(.47 )	$12.38	13.40%	$— [9]	.07%	.06%	.35%	3.91%
12/31/2024	10.74	.40	.50	.90	(.26 )	(.03 )	(.29 )	11.35	8.48	— [9]	.06	.06	.35	3.61
12/31/2023	10.09	.34	.61	.95	(.30 )	—	(.30 )	10.74	9.49	— [9]	.04	.04	.33	3.29
12/31/2022	11.79	.32	(1.52)	(1.20)	(.23 )	(.27 )	(.50 )	10.09	(10.13)	— [9]	.04	.04	.33	3.03
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26	— [9]	.12	.06	.34	2.16
Class 1A:
12/31/2025	11.35	.42	1.08	1.50	(.31 )	(.16 )	(.47 )	12.38	13.40 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.55 [11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [9]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [9]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [9]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
Class 2:
12/31/2025	11.35	.42	1.08	1.50	(.31 )	(.16 )	(.47 )	12.38	13.40 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.55 [11]
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [11]	— [9]	.06 [11]	.06 [11]	.35 [11]	3.41 [11]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [11]	— [9]	.04 [11]	.04 [11]	.33 [11]	3.29 [11]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[11]	— [9]	.04 [11]	.04 [11]	.33 [11]	3.03 [11]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [11]	— [9]	.12 [11]	.06 [11]	.34 [11]	2.16 [11]
Class 4:
12/31/2025	11.25	.38	1.05	1.43	(.26 )	(.16 )	(.42 )	12.26	12.83	137.57		.56	.85	3.19
12/31/2024	10.68	.35	.48	.83	(.23 )	(.03 )	(.26 )	11.25	7.88	75.56		.56	.85	3.15
12/31/2023	10.04	.30	.60	.90	(.26 )	—	(.26 )	10.68	9.01	40.54		.54	.83	2.90
12/31/2022	11.75	.29	(1.55)	(1.26)	(.18 )	(.27 )	(.45 )	10.04	(10.63)	25.54		.54	.83	2.71
12/31/2021	10.83	.20	.85	1.05	(.09 )	(.04 )	(.13 )	11.75	9.74	19.62		.56	.84	1.76
IS 2010 Fund
Class 1:
12/31/2025	$11.15	$.42	$1.01	$1.43	$(.42 )	$(.24 )	$(.66 )	$11.92	13.08%	$— [9]	.06%	.06%	.33%	3.57%
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10	— [9]	.06	.06	.34	3.54
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71	— [9]	.04	.04	.32	3.36
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)	— [9]	.04	.04	.32	3.00
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28	— [9]	.08	.06	.33	2.07
Class 1A:
12/31/2025	11.15	.42	1.01	1.43	(.42 )	(.24 )	(.66 )	11.92	13.08 [11]	— [9]	.06 [11]	.06 [11]	.33 [11]	3.56 [11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [9]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [9]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [9]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [9]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
Class 2:
12/31/2025	11.15	.42	1.01	1.43	(.42 )	(.24 )	(.66 )	11.92	13.08 [11]	— [9]	.06 [11]	.06 [11]	.33 [11]	3.56 [11]
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [11]	— [9]	.06 [11]	.06 [11]	.34 [11]	3.53 [11]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [11]	— [9]	.04 [11]	.04 [11]	.32 [11]	3.36 [11]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[11]	— [9]	.04 [11]	.04 [11]	.32 [11]	3.00 [11]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [11]	— [9]	.08 [11]	.06 [11]	.33 [11]	2.07 [11]
Class 4:
12/31/2025	11.08	.35	1.00	1.35	(.36 )	(.24 )	(.60 )	11.83	12.42	562.56		.56	.83	3.01
12/31/2024	10.63	.33	.47	.80	(.32 )	(.03 )	(.35 )	11.08	7.62	567.56		.56	.84	3.01
12/31/2023	10.11	.30	.52	.82	(.29 )	(.01 )	(.30 )	10.63	8.08	549.54		.54	.82	2.90
12/31/2022	11.58	.28	(1.40)	(1.12)	(.17 )	(.18 )	(.35 )	10.11	(9.56)	430.55		.55	.83	2.67
12/31/2021	10.74	.20	.73	.93	(.06 )	(.03 )	(.09 )	11.58	8.75	315.58		.56	.83	1.81
Refer to the end of the table(s) for footnote(s).

60	American Funds Insurance Series - Target Date Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended 2025,
	2025[14]	2024	2023	2022	2021
IS 2070 Fund	3%	4%[8]
IS 2065 Fund	19	16	— %[13,15]
IS 2060 Fund	121	14	— [13,15]
IS 2055 Fund	23	13	— [13,15]
IS 2050 Fund	29	18	— [13,15]
IS 2045 Fund	9	7	— [13,15]
IS 2040 Fund	31	10	— [13,15]
IS 2035 Fund	55	15	6	88%	18%
IS 2030 Fund	69	13	20	21	60
IS 2025 Fund	93	14	9	14	10
IS 2020 Fund	21	4	25	14	30
IS 2015 Fund	6	6	6	14	15
IS 2010 Fund	7	9	5	12	7

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period May 1, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	For the period May 1, 2023, commencement of operations, through December 31, 2023.
[13]	Amount less than $.01.
[14]	Rates exclude in-kind transactions, if any.
[15]	Amount was either less than 1% or there was no turnover.

American Funds Insurance Series - Target Date Series	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds IS 2070 Target Date Fund, American Funds IS 2065 Target Date Fund, American Funds IS 2060 Target Date Fund, American Funds IS 2055 Target Date Fund, American Funds IS 2050 Target Date Fund, American Funds IS 2045 Target Date Fund, American Funds IS 2040 Target Date Fund, American Funds IS 2035 Target Date Fund, American Funds IS 2030 Target Date Fund, American Funds IS 2025 Target Date Fund, American Funds IS 2020 Target Date Fund, American Funds IS 2015 Target Date Fund and American Funds IS 2010 Target Date Fund
 Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (thirteen of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
American Funds IS 2070 Target Date Fund	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period May 1, 2024 (commencement of operations) through December 31, 2024
American Funds IS 2065 Target Date Fund		For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, and the period May 1, 2023 (commencement of operations) through December 31, 2023
American Funds IS 2060 Target Date Fund
American Funds IS 2055 Target Date Fund
American Funds IS 2050 Target Date Fund
American Funds IS 2045 Target Date Fund
American Funds IS 2040 Target Date Fund
American Funds IS 2035 Target Date Fund		For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
American Funds IS 2030 Target Date Fund
American Funds IS 2025 Target Date Fund
American Funds IS 2020 Target Date Fund
American Funds IS 2015 Target Date Fund
American Funds IS 2010 Target Date Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

62	American Funds Insurance Series - Target Date Series

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Insurance Series - Target Date Series	63

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

64	American Funds Insurance Series - Target Date Series

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,453,899,830
Total shares voting on November 25, 2025:
5,466,407,300 (84.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%

American Funds Insurance Series - Target Date Series	65

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

66	American Funds Insurance Series - Target Date Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.

PwC's reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Insurance Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 09, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: March 09, 2026